The Income Fund of America®
Investment portfolio
April 30, 2023
unaudited

Common stocks 67.54% Financials 10.75%	Shares	Value (000)
JPMorgan Chase & Co.	13,967,228	$1,930,830
CME Group, Inc., Class A	8,857,620	1,645,480
Zurich Insurance Group AG	1,699,829	822,177
Goldman Sachs Group, Inc.	2,298,200	789,294
Morgan Stanley	7,285,347	655,463
Brookfield Asset Management, Ltd., Class A	14,649,945	491,506
Brookfield Asset Management, Ltd., Class A (CAD denominated)	12,531	420
Ares Management Corp., Class A	4,990,000	437,074
Ping An Insurance (Group) Company of China, Ltd., Class H	59,663,500	434,796
Postal Savings Bank of China Co., Ltd., Class H1	654,739,000	427,063
DBS Group Holdings, Ltd.	16,226,600	402,446
BlackRock, Inc.	582,090	390,699
Apollo Asset Management, Inc.	5,915,679	374,995
Synchrony Financial	11,302,951	333,550
Blackstone, Inc.	3,087,600	275,815
Power Corporation of Canada, subordinate voting shares	9,625,253	257,815
B3 SA - Brasil, Bolsa, Balcao	102,456,000	239,923
The Carlyle Group, Inc.	7,588,723	230,166
Toronto-Dominion Bank (CAD denominated)	3,229,553	195,630
Progressive Corp.	1,315,000	179,366
T&D Holdings, Inc. (Japan)	12,861,900	157,450
ABN AMRO Bank NV1	9,765,620	156,426
ING Groep NV	11,608,726	144,157
Franklin Resources, Inc.	5,303,503	142,558
Fifth Third Bancorp	5,242,000	137,340
American International Group, Inc.	2,353,000	124,803
Manulife Financial Corp.	6,082,200	120,086
DNB Bank ASA[1]	6,513,748	114,564
China Merchants Bank Co., Ltd., Class A	14,310,500	69,740
China Merchants Bank Co., Ltd., Class H	9,315,000	44,810
3i Group PLC	4,110,000	91,543
Banco Bilbao Vizcaya Argentaria, SA	12,232,000	89,984
Canadian Imperial Bank of Commerce (CAD denominated)	2,131,173	89,346
Bank Leumi Le Israel BM	11,232,000	89,022
National Bank of Canada	975,000	72,705
Qualitas Controladora, SAB de CV1	10,711,900	70,809
Principal Financial Group, Inc.	900,000	67,221
Tokio Marine Holdings, Inc.	3,327,000	66,937
Tryg A/S	2,616,000	61,818
Citigroup, Inc.	1,300,000	61,191
Grupo Financiero Banorte, SAB de CV, Series O	6,705,000	57,982
Münchener Rückversicherungs-Gesellschaft AG	146,257	54,918
Islandsbanki hf.	58,029,644	53,003
AXA SA	1,505,000	49,133
Wells Fargo & Company	875,000	34,781
Fidelity National Information Services, Inc.	500,000	29,360
The Income Fund of America — Page 1 of 54

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
TISCO Financial Group PCL, foreign registered shares	10,000,000	$26,445
Great-West Lifeco, Inc.	897,600	25,520
BB Seguridade Participações SA	3,300,000	22,700
ICICI Securities, Ltd.	2,337,232	12,674
Jonah Energy Parent, LLC[2]	275,936	11,796
Brookfield Corp., Class A	207,530	6,736
Sberbank of Russia PJSC[2]	25,683,200	— [3]
		12,872,066
Consumer staples 10.06%
Philip Morris International, Inc.	36,660,025	3,664,903
Altria Group, Inc.	26,991,305	1,282,357
General Mills, Inc.	11,847,544	1,050,048
Procter & Gamble Company	6,024,489	942,110
Target Corp.	5,426,057	855,961
PepsiCo, Inc.	3,290,704	628,162
Nestlé SA	4,237,617	543,309
Coca-Cola Company	8,333,900	534,620
British American Tobacco PLC	14,032,000	518,386
Kraft Heinz Company	12,974,240	509,498
Bunge, Ltd.	4,263,175	399,033
Walgreens Boots Alliance, Inc.	7,057,000	248,759
Kimberly-Clark Corp.	1,585,000	229,651
Conagra Brands, Inc.	4,527,100	171,849
Archer Daniels Midland Company	2,078,000	162,250
Imperial Brands PLC	4,508,000	111,497
Mondelez International, Inc.	784,000	60,148
Danone SA	875,000	57,900
Scandinavian Tobacco Group A/S	2,878,531	56,251
Viva Wine Group AB1,4	4,500,000	17,960
		12,044,652
Health care 9.62%
Gilead Sciences, Inc.	33,735,334	2,773,382
Pfizer, Inc.	52,679,748	2,048,715
AstraZeneca PLC	10,792,800	1,588,137
Merck & Co., Inc.	9,030,232	1,042,721
AbbVie, Inc.	6,106,742	922,851
Sanofi	5,841,142	643,811
CVS Health Corp.	7,314,349	536,215
Johnson & Johnson	2,995,000	490,282
Novartis AG	4,080,000	417,591
Medtronic PLC	3,807,273	346,271
Takeda Pharmaceutical Company, Ltd.	10,277,908	341,716
Danaher Corp.	658,474	155,999
Rotech Healthcare, Inc.[2,4,5,6]	543,172	58,119
Amgen, Inc.	215,310	51,618
GSK PLC	2,843,500	51,511
Bristol-Myers Squibb Company	709,449	47,370
		11,516,309
Industrials 6.42%
Lockheed Martin Corp.	4,233,700	1,966,342
BAE Systems PLC	128,646,094	1,640,188
Raytheon Technologies Corp.	6,991,551	698,456
The Income Fund of America — Page 2 of 54

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Siemens AG	2,807,228	$460,556
United Parcel Service, Inc., Class B	2,479,641	445,864
Kone OYJ, Class B	6,859,722	391,174
Norfolk Southern Corp.	1,573,453	319,458
Cummins, Inc.	1,000,000	235,040
General Dynamics Corp.	1,000,000	218,340
Caterpillar, Inc.	997,810	218,321
Watsco, Inc.	608,300	210,703
ManpowerGroup, Inc.[4]	2,722,832	206,146
SGS SA	2,222,525	200,711
Emerson Electric Co.	2,025,800	168,668
Illinois Tool Works, Inc.	399,000	96,534
Deutsche Post AG	1,363,553	65,443
Singapore Technologies Engineering, Ltd.	23,766,500	64,655
Ventia Services Group Pty, Ltd.	20,664,124	35,819
Inwido AB	2,500,000	26,253
Regal Rexnord Corp.	134,000	17,441
		7,686,112
Energy 6.13%
Exxon Mobil Corp.	10,600,037	1,254,408
Chevron Corp.	5,584,586	941,450
TotalEnergies SE	14,224,460	906,791
ConocoPhillips	8,656,430	890,660
Canadian Natural Resources, Ltd. (CAD denominated)	12,372,099	753,914
TC Energy Corp. (CAD denominated)[1]	16,559,844	688,257
Tourmaline Oil Corp.	11,841,220	531,996
EOG Resources, Inc.	4,133,735	493,857
Coterra Energy, Inc.	9,670,000	247,552
Enbridge, Inc.[1]	5,000,000	198,800
Baker Hughes Co., Class A	5,310,000	155,264
Chesapeake Energy Corp.	797,242	65,916
HF Sinclair Corp.	1,250,000	55,138
Diamondback Energy, Inc.	350,000	49,770
Aker BP ASA	1,285,469	30,736
Woodside Energy Group, Ltd.	1,344,966	30,506
Ascent Resources - Utica, LLC, Class A2,5,6	110,214,618	19,839
Diamond Offshore Drilling, Inc.[5]	1,220,027	14,018
Altera Infrastructure, LP2,5	73,434	6,173
California Resources Corp.	104,121	4,217
Mesquite Energy, Inc.[2,5]	25,913	156
McDermott International, Ltd.[5]	120,017	46
Bighorn Permian Resources, LLC[2]	17,183	— [3]
		7,339,464
Real estate 5.19%
VICI Properties, Inc. REIT	35,078,039	1,190,549
Crown Castle, Inc. REIT	7,281,527	896,283
Iron Mountain, Inc. REIT	12,761,822	704,963
Public Storage REIT	2,313,933	682,217
Extra Space Storage, Inc. REIT	4,433,150	674,016
Gaming and Leisure Properties, Inc. REIT	10,793,948	561,285
Regency Centers Corp. REIT	4,238,000	260,340
Lamar Advertising Co. REIT, Class A	2,003,322	211,711
Federal Realty Investment Trust REIT	2,100,000	207,669
The Income Fund of America — Page 3 of 54

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Prologis, Inc. REIT	1,657,500	$207,602
Boston Properties, Inc. REIT	3,200,000	170,752
Digital Realty Trust, Inc. REIT	1,481,395	146,880
American Tower Corp. REIT	646,000	132,036
CubeSmart REIT	1,518,100	69,058
Kimco Realty Corp. REIT	3,048,000	58,491
CTP NV	2,750,000	36,142
Selvaag Bolig ASA[1]	1,912,218	6,535
Longfor Group Holdings, Ltd.	49,658	136
		6,216,665
Information technology 4.67%
Broadcom, Inc.	3,371,450	2,112,213
Microsoft Corp.	5,263,730	1,617,334
Taiwan Semiconductor Manufacturing Company, Ltd.	61,145,300	1,002,752
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	130,075
Texas Instruments, Inc.	2,300,000	384,560
Vanguard International Semiconductor Corp.	33,734,500	95,548
QUALCOMM, Inc.	747,000	87,250
Tokyo Electron, Ltd.	738,000	84,281
MediaTek, Inc.	2,086,000	45,334
GlobalWafers Co., Ltd.	2,423,000	38,198
		5,597,545
Utilities 4.20%
Brookfield Infrastructure Partners, LP4	29,787,186	1,035,741
DTE Energy Company	6,297,703	707,925
National Grid PLC	46,932,077	673,203
AES Corp.	19,208,031	454,462
The Southern Co.	5,472,114	402,474
Veolia Environnement	11,758,000	372,798
FirstEnergy Corp.	8,534,000	339,653
Public Service Enterprise Group, Inc.	4,633,819	292,857
Duke Energy Corp.	2,713,965	268,357
Edison International	1,793,100	131,972
Dominion Energy, Inc.	1,906,473	108,936
CMS Energy Corp.	1,715,700	106,820
E.ON SE	6,035,110	79,875
Guangdong Investment, Ltd.	52,919,000	50,546
		5,025,619
Communication services 3.74%
Comcast Corp., Class A	35,336,834	1,461,885
Publicis Groupe SA	7,288,267	597,362
BCE, Inc.	11,134,188	535,158
Nippon Telegraph and Telephone Corp.	17,285,600	527,166
Koninklijke KPN NV	137,211,139	500,206
Verizon Communications, Inc.	9,763,000	379,097
Interpublic Group of Companies, Inc.	7,883,500	281,677
Deutsche Telekom AG	4,014,400	96,792
AT&T, Inc.	2,850,000	50,359
Singapore Telecommunications, Ltd.	25,850,000	49,567
The Income Fund of America — Page 4 of 54

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Cumulus Media, Inc., Class A5	217,532	$765
Clear Channel Outdoor Holdings, Inc.[5]	152,827	194
		4,480,228
Consumer discretionary 3.68%
Home Depot, Inc.	4,565,976	1,372,258
Restaurant Brands International, Inc.[1]	12,379,129	868,148
Darden Restaurants, Inc.	5,077,960	771,495
Industria de Diseño Textil, SA	18,525,731	637,207
Starbucks Corp.	4,240,321	484,626
Domino’s Pizza Group PLC[4]	30,671,123	113,630
Hasbro, Inc.	978,395	57,941
Kindred Group PLC (SDR)	4,500,000	55,323
Puuilo OYJ[4]	5,509,640	42,657
NMG Parent, LLC[2,5]	67,256	8,743
MYT Holding Co., Class B2,5	2,070,418	2,070
		4,414,098
Materials 3.08%
Barrick Gold Corp.	32,181,200	612,730
Dow, Inc.	10,115,079	550,260
Rio Tinto PLC	7,580,400	481,342
Vale SA, ordinary nominative shares	21,311,900	309,351
Glencore PLC	43,373,729	255,931
Packaging Corporation of America	1,670,448	225,945
International Flavors & Fragrances, Inc.	2,276,879	220,766
UPM-Kymmene OYJ	6,580,570	209,831
Agnico Eagle Mines, Ltd. (CAD denominated)	3,535,000	200,539
Akzo Nobel NV	2,155,420	179,323
Air Products and Chemicals, Inc.	456,106	134,259
Fortescue Metals Group, Ltd.	5,782,309	79,936
Newmont Corp.	1,250,000	59,250
Norsk Hydro ASA	7,500,000	55,176
Shin-Etsu Chemical Co., Ltd.	1,750,000	50,088
BASF SE	604,000	31,186
Polymetal International PLC[5]	6,162,000	21,696
Lundin Mining Corp.	1,389,700	10,616
		3,688,225
Total common stocks (cost: $57,283,583,000)		80,880,983
Preferred securities 0.22% Financials 0.22%
Itaú Unibanco Holding SA, preferred nominative shares	19,090,207	99,206
Citigroup, Inc. 11.643% preferred shares[7]	2,245,277	65,495
Citigroup, Inc., Series K, 6.875% noncumulative preferred depositary shares	2,145,767	54,438
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	30,120
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares	555,913	13,497
		262,756
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,5,8]	3,259	1,967
The Income Fund of America — Page 5 of 54

unaudited
Preferred securities (continued) Consumer discretionary 0.00%	Shares	Value (000)
MYT Holdings, LLC, Series A, 10.00% preferred shares[2,5]	1,427,896	$1,142
Total preferred securities (cost: $256,846,000)		265,865
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[5]	75,844	1,310
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[2,5]	28	— [3]
Total rights & warrants (cost: $460,000)		1,310
Convertible stocks 0.31% Health care 0.15%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 6/1/2023	2,467,280	124,746
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 6/1/2023	449,460	56,510
		181,256
Utilities 0.08%
AES Corp., convertible preferred units, 6.875% 2/15/2024	1,043,000	93,880
Financials 0.06%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	1,061,031	67,768
Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023	224,000	25,355
Total convertible stocks (cost: $349,456,000)		368,259
Convertible bonds & notes 0.00% Energy 0.00%	Principal amount (000)
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[2,8,9]	USD 578	578
Total convertible bonds & notes (cost: $577,000)		578
Bonds, notes & other debt instruments 24.26% Corporate bonds, notes & loans 15.86% Financials 3.34%
ACE INA Holdings, Inc. 3.35% 5/3/2026	765	749
Advisor Group Holdings, LLC 6.25% 3/1/2028[8]	59,717	55,569
AerCap Holdings NV 4.50% 9/15/2023	10,000	9,940
AerCap Ireland Capital DAC 1.15% 10/29/2023	9,000	8,791
AerCap Ireland Capital DAC 1.65% 10/29/2024	25,275	23,642
AerCap Ireland Capital DAC 6.50% 7/15/2025	4,315	4,360
AerCap Ireland Capital DAC 1.75% 1/30/2026	3,978	3,572
AerCap Ireland Capital DAC 2.45% 10/29/2026	23,694	21,261
AerCap Ireland Capital DAC 3.00% 10/29/2028	27,689	24,125
AerCap Ireland Capital DAC 3.30% 1/30/2032	12,254	10,045
The Income Fund of America — Page 6 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 3.40% 10/29/2033	USD 4,678	$3,764
AerCap Ireland Capital DAC 3.85% 10/29/2041	6,777	5,100
AG Merger Sub II, Inc. 10.75% 8/1/2027[8]	47,972	47,653
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[8]	24,566	25,279
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,10]	17,500	18,071
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[8]	20,465	18,757
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[8]	50,851	47,536
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[8]	14,500	14,497
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[8]	33,940	29,309
Ally Financial, Inc. 8.00% 11/1/2031	8,097	8,577
American International Group, Inc. 2.50% 6/30/2025	16,668	15,838
American International Group, Inc. 5.125% 3/27/2033	4,665	4,690
American International Group, Inc. 4.375% 6/30/2050	3,450	2,963
AmWINS Group, Inc. 4.875% 6/30/2029[8]	40,370	36,669
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[8]	51,178	42,911
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.375% 8/2/2029[7,11]	6,070	5,490
AssuredPartners, Inc. 7.00% 8/15/2025[8]	435	431
AssuredPartners, Inc. 5.625% 1/15/2029[8]	22,866	19,817
AXA Equitable Holdings, Inc. 5.00% 4/20/2048	1,500	1,301
Banco Santander, SA 2.746% 5/28/2025	2,600	2,451
Banco Santander, SA 5.147% 8/18/2025	3,400	3,378
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	8,245	7,082
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[10]	20,000	19,408
Bank of America Corp. 2.456% 10/22/2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[10]	10,750	10,277
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	9,700	8,877
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]	19,896	19,872
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[10]	26,000	25,257
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[10]	21,627	21,566
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[10]	20,842	21,748
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	5,400	5,017
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[10]	26,229	22,679
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	4,842	3,891
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[10]	5,990	4,836
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[10]	7,135	6,028
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[10]	26,000	24,820
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[10]	26,850	26,493
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[10]	9,000	8,952
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[10]	11,369	11,304
Bank of New York Mellon Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	10,449	10,527
Bank of Nova Scotia 1.625% 5/1/2023	8,000	8,000
Blackstone Private Credit Fund 7.05% 9/29/2025[8]	20,415	20,459
Block, Inc. 3.50% 6/1/2031	14,380	11,731
BNP Paribas SA 2.219% 6/9/2026 (USD-SOFR + 2.074% on 6/9/2025)[8,10]	7,800	7,277
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[8,10]	4,865	4,389
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[8,10]	1,159	1,036
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,10]	17,599	15,994
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,10]	6,375	5,423
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[8,10]	14,098	11,772
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,10]	6,575	6,662
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[10]	13,075	12,655
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[10]	9,000	8,789
Castlelake Aviation Finance DAC 5.00% 4/15/2027[8]	26,060	23,073
CIT Group, Inc. 3.929% 6/19/2024 (USD-SOFR + 3.827% on 6/19/2023)[10]	11,575	11,436
The Income Fund of America — Page 7 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[10]	USD 6,069	$5,731
Citigroup, Inc. 4.60% 3/9/2026	1,300	1,286
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[10]	7,300	7,027
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	17,750	17,967
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]	5,855	5,477
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[10]	700	663
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	2,400	2,108
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[10]	14,800	12,532
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[10]	4,592	3,762
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]	5,108	4,994
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[10]	28,808	31,170
CME Group, Inc. 3.75% 6/15/2028	6,875	6,747
Coinbase Global, Inc. 3.375% 10/1/2028[8]	24,880	15,052
Coinbase Global, Inc. 3.625% 10/1/2031[8]	45,480	25,456
Compass Diversified Holdings 5.25% 4/15/2029[8]	74,775	67,372
Compass Diversified Holdings 5.00% 1/15/2032[8]	26,645	21,690
Corebridge Financial, Inc. 3.50% 4/4/2025[8]	9,248	8,892
Corebridge Financial, Inc. 3.65% 4/5/2027[8]	22,661	21,416
Corebridge Financial, Inc. 3.85% 4/5/2029[8]	15,393	14,046
Corebridge Financial, Inc. 3.90% 4/5/2032[8]	7,289	6,417
Corebridge Financial, Inc. 4.35% 4/5/2042[8]	1,622	1,342
Corebridge Financial, Inc. 4.40% 4/5/2052[8]	3,907	3,065
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,10]	10,675	9,887
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,10]	4,900	4,394
Credit Suisse Group AG 3.80% 6/9/2023	23,303	23,119
Credit Suisse Group AG 4.207% 6/12/2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[8,10]	9,117	8,939
Credit Suisse Group AG 3.625% 9/9/2024	2,990	2,851
Credit Suisse Group AG 7.95% 1/9/2025	17,750	18,087
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[8,10]	4,687	4,371
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,10]	22,225	20,003
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,10]	20,134	17,164
Credit Suisse Group AG 7.50% 2/15/2028	9,000	9,596
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,10]	10,260	10,180
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,10]	3,610	3,192
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,10]	37,133	32,876
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,10]	21,111	16,959
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[8,10]	3,673	3,732
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[8,10]	17,972	21,372
Danske Bank AS 3.875% 9/12/2023[8]	9,604	9,526
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[8,10]	25,000	24,421
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,10]	5,000	4,750
Deutsche Bank AG 0.898% 5/28/2024	7,500	7,082
Deutsche Bank AG 3.70% 5/30/2024	8,653	8,395
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[10]	21,775	21,332
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[10]	58,600	56,036
Deutsche Bank AG 4.10% 1/13/2026	33,957	31,787
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[10]	10,888	9,694
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	25,090	21,730
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	61,319	53,349
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	19,842	20,193
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	4,200	3,534
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[10]	8,825	6,645
The Income Fund of America — Page 8 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[10]	USD 6,750	$6,321
Discover Financial Services 6.70% 11/29/2032	817	865
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,10]	17,500	17,617
Fidelity National Information Services, Inc. 1.65% 3/1/2028	1,265	1,095
Fidelity National Information Services, Inc. 2.25% 3/1/2031	3,420	2,769
Fidelity National Information Services, Inc. 3.10% 3/1/2041	2,027	1,430
Fiserv, Inc. 2.65% 6/1/2030	5,402	4,711
FS Energy and Power Fund 7.50% 8/15/2023[8]	42,570	42,543
Goldman Sachs Group, Inc. 3.272% 9/29/2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[10]	1,100	1,065
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[10]	10,650	9,567
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[10]	17,000	15,074
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	48,202	43,197
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	26,963	24,699
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[10]	33,910	32,307
Goldman Sachs Group, Inc. 3.691% 6/5/2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[10]	8,000	7,617
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[10]	13,362	13,119
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	6,523	5,447
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	37,824	32,572
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	7,500	5,646
Groupe BPCE SA 5.70% 10/22/2023[8]	16,825	16,702
Groupe BPCE SA 5.15% 7/21/2024[8]	18,160	17,829
Groupe BPCE SA 1.625% 1/14/2025[8]	8,000	7,501
Groupe BPCE SA 1.00% 1/20/2026[8]	10,000	9,014
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,10]	6,925	6,283
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,10]	22,500	22,694
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[8,10]	7,925	6,204
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,10]	750	745
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[8]	22,939	22,452
Hightower Holding, LLC 6.75% 4/15/2029[8]	21,255	18,464
HSBC Holdings PLC 4.25% 3/14/2024	9,000	8,857
HSBC Holdings PLC 2.099% 6/4/2026 (USD-SOFR + 1.929% on 6/4/2025)[10]	14,000	13,042
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[10]	281	276
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	5,750	5,526
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	200	164
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	1,000	819
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	18,650	19,453
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	1,889	1,642
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	18,900	15,853
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	1,241	990
Huarong Finance 2019 Co., Ltd. 3.375% 2/24/2030	4,670	3,430
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	17,000	16,169
HUB International, Ltd. 7.00% 5/1/2026[8]	49,786	49,629
HUB International, Ltd. 5.625% 12/1/2029[8]	16,370	14,585
Intercontinental Exchange, Inc. 2.65% 9/15/2040	12,025	8,835
Intesa Sanpaolo SpA 5.017% 6/26/2024[8]	149,555	145,343
Intesa Sanpaolo SpA 3.25% 9/23/2024[8]	1,730	1,668
Intesa Sanpaolo SpA 5.71% 1/15/2026[8]	43,165	41,591
Intesa Sanpaolo SpA 3.875% 7/14/2027[8]	9,300	8,472
Intesa Sanpaolo SpA 3.875% 1/12/2028[8]	2,820	2,544
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,10]	10,300	11,074
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[8]	45,895	40,256
JPMorgan Chase & Co. 3.875% 9/10/2024	150	148
JPMorgan Chase & Co. 3.22% 3/1/2025 (3-month USD-LIBOR + 1.155% on 3/1/2024)[10]	13,405	13,143
The Income Fund of America — Page 9 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	USD 250	$239
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[10]	21,994	20,659
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]	620	623
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[10]	23,150	21,841
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]	15,000	14,748
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	7,100	6,375
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[10]	2,450	2,221
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[10]	925	824
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	44,000	43,200
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[10]	350	333
JPMorgan Chase & Co. 2.182% 6/1/2028 (USD-SOFR + 1.89% on 6/1/2027)[10]	4,400	3,955
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	15,679	15,732
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[10]	20,593	17,944
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[10]	5,000	4,280
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	11,550	9,316
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[10]	598	582
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[10]	12,740	12,678
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[10]	7,500	5,611
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.78% on 2/1/2024)[10]	25,901	25,886
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	8,320	7,476
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,10]	2,400	2,437
Liberty Mutual Group, Inc. 4.25% 6/15/2023[8]	971	969
Liberty Mutual Group, Inc. 4.569% 2/1/2029[8]	3,429	3,312
Lloyds Banking Group PLC 4.05% 8/16/2023	6,000	5,969
Lloyds Banking Group PLC 4.582% 12/10/2025	7,000	6,706
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[10]	5,600	5,298
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[10]	12,427	11,699
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[10]	9,295	9,024
LPL Holdings, Inc. 4.625% 11/15/2027[8]	41,845	39,578
LPL Holdings, Inc. 4.00% 3/15/2029[8]	23,370	21,011
LPL Holdings, Inc. 4.375% 5/15/2031[8]	22,090	19,625
Mastercard, Inc. 4.875% 3/9/2028	6,292	6,532
Mastercard, Inc. 2.00% 11/18/2031	10,603	9,016
Mastercard, Inc. 4.85% 3/9/2033	17,137	17,914
Metropolitan Life Global Funding I 5.15% 3/28/2033[8]	5,334	5,421
MGIC Investment Corp. 5.25% 8/15/2028	5,075	4,855
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[10]	17,000	15,133
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[10]	5,000	4,532
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[10]	8,000	7,709
Mizuho Financial Group, Inc. 0.849% 9/8/2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[10]	5,200	5,112
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[10]	13,000	11,555
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[10]	4,100	3,265
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[10]	8,925	9,141
The Income Fund of America — Page 10 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MoneyGram International, Inc. 5.375% 8/1/2026[8]	USD 5,870	$5,848
Moody’s Corp. 4.25% 8/8/2032	2,235	2,173
Morgan Stanley 3.70% 10/23/2024	600	589
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	12,230	12,135
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[10]	6,575	6,597
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	9,869	8,882
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[10]	30,463	27,085
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[10]	26,000	25,222
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[10]	5,896	6,198
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	16,979	17,075
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	2,008	2,024
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]	2,736	2,363
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[10]	7,153	5,651
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[10]	10,232	8,146
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[10]	12,930	10,444
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[10]	875	721
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[10]	15,000	12,734
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[10]	3,100	3,373
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[10]	10,000	10,118
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[10]	3,226	3,076
MSCI, Inc. 4.00% 11/15/2029[8]	19,500	17,593
MSCI, Inc. 3.625% 9/1/2030[8]	4,950	4,277
MSCI, Inc. 3.875% 2/15/2031[8]	20,959	18,387
MSCI, Inc. 3.25% 8/15/2033[8]	3,650	2,969
National Financial Partners Corp. 6.875% 8/15/2028[8]	18,421	16,088
Navient Corp. 6.125% 3/25/2024	29,960	29,736
Navient Corp. 5.875% 10/25/2024	15,600	15,352
Navient Corp. 6.75% 6/15/2026	15,000	14,628
Navient Corp. 5.00% 3/15/2027	19,710	17,776
Navient Corp. 4.875% 3/15/2028	3,085	2,656
Navient Corp. 5.50% 3/15/2029	72,940	62,867
Navient Corp. 5.625% 8/1/2033	10,990	8,253
New York Life Global Funding 4.55% 1/28/2033[8]	3,788	3,768
Northwestern Mutual Global Funding 1.75% 1/11/2027[8]	10,000	9,053
OneMain Finance Corp. 3.875% 9/15/2028	5,974	4,800
Owl Rock Capital Corp. 4.00% 3/30/2025	449	424
Owl Rock Capital Corp. 3.75% 7/22/2025	12,473	11,529
Owl Rock Capital Corp. 3.40% 7/15/2026	6,475	5,806
Owl Rock Capital Corp. 2.625% 1/15/2027	20,600	17,580
Owl Rock Capital Corp. 2.875% 6/11/2028	1,765	1,449
Owl Rock Capital Corp. II 4.625% 11/26/2024[8]	9,285	8,959
Owl Rock Capital Corp. III 3.125% 4/13/2027	14,490	12,399
Owl Rock Core Income Corp. 4.70% 2/8/2027	17,775	16,260
Oxford Finance, LLC 6.375% 2/1/2027[8]	18,510	17,216
PayPal Holdings, Inc. 2.65% 10/1/2026	1,207	1,143
PayPal Holdings, Inc. 2.30% 6/1/2030	674	580
PNC Financial Services Group, Inc. 3.90% 4/29/2024	3,000	2,946
Prudential Financial, Inc. 4.35% 2/25/2050	6,205	5,344
Prudential Financial, Inc. 3.70% 3/13/2051	755	584
Prudential Financial, Inc., junior subordinated, 5.625% 6/15/2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[10]	650	650
Quicken Loans, LLC 3.625% 3/1/2029[8]	6,645	5,625
Rabobank Nederland 4.375% 8/4/2025	9,000	8,701
Rocket Mortgage, LLC 2.875% 10/15/2026[8]	12,990	11,581
Royal Bank of Canada 1.15% 6/10/2025	12,367	11,479
The Income Fund of America — Page 11 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Ryan Specialty Group, LLC 4.375% 2/1/2030[8]	USD 23,070	$20,705
Santander Holdings USA, Inc. 3.50% 6/7/2024	11,250	10,957
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[10]	5,250	4,608
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR Index + 2.356% on 3/9/2028)[10]	14,400	14,489
Springleaf Finance Corp. 6.125% 3/15/2024	20,300	19,999
Starwood Property Trust, Inc. 5.50% 11/1/2023[8]	5,400	5,365
Starwood Property Trust, Inc. 4.375% 1/15/2027[8]	28,480	24,592
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[10]	6,265	5,938
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[10]	7,832	7,806
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027	3,125	2,836
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[8,10]	3,800	3,639
Synchrony Bank 5.40% 8/22/2025	9,000	8,589
Synchrony Bank 5.625% 8/23/2027	9,000	8,571
Synchrony Financial 4.375% 3/19/2024	5,095	4,989
Toronto-Dominion Bank 0.75% 9/11/2025	6,575	5,959
Toronto-Dominion Bank 1.25% 9/10/2026	8,247	7,350
Toronto-Dominion Bank 1.95% 1/12/2027	10,000	9,060
Toronto-Dominion Bank 2.45% 1/12/2032	3,935	3,263
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[10]	9,000	8,817
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[10]	9,750	9,462
U.S. Bancorp 3.70% 1/30/2024	10,000	9,886
U.S. Bancorp 2.375% 7/22/2026	6,000	5,575
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[10]	9,000	8,756
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[10]	10,755	10,310
UBS Group AG 4.125% 9/24/2025[8]	4,425	4,266
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,10]	4,000	3,540
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,10]	6,925	6,020
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,10]	3,825	3,284
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,10]	2,482	1,919
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,10]	8,200	6,524
UBS Group AG 4.988% 8/5/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 8/5/2032)[8,10]	1,600	1,512
UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[8,10]	264	270
UniCredit SpA 4.625% 4/12/2027[8]	1,730	1,671
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,10]	23,729	21,634
Visa, Inc. 3.15% 12/14/2025	8,000	7,771
Wells Fargo & Company 1.654% 6/2/2024 (USD-SOFR + 1.60% on 6/2/2023)[10]	6,500	6,478
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[10]	16,860	16,137
Wells Fargo & Company 2.164% 2/11/2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[10]	12,000	11,333
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[10]	4,687	4,573
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[10]	9,350	8,812
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]	69,993	66,193
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	3,950	3,563
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]	21,593	21,414
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[10]	1,240	1,086
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[10]	13,850	11,837
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[10]	2,589	2,536
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[10]	47,501	48,355
The Income Fund of America — Page 12 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[10]	USD 4,150	$3,934
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	7,000	6,568
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	11,150	8,759
Westpac Banking Corp. 2.963% 11/16/2040	5,075	3,492
		3,996,582
Consumer discretionary 2.08%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	1,105	918
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	1,722	1,632
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	208
Allied Universal Holdco, LLC 6.625% 7/15/2026[8]	16,985	16,396
Allied Universal Holdco, LLC 9.75% 7/15/2027[8]	21,570	20,093
Allied Universal Holdco, LLC 4.625% 6/1/2028[8]	15,680	13,638
Allied Universal Holdco, LLC 6.00% 6/1/2029[8]	9,565	7,508
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[8]	10,447	10,579
Amazon.com, Inc. 2.70% 6/3/2060	8,300	5,421
Asbury Automotive Group, Inc. 4.625% 11/15/2029[8]	48,325	43,067
Asbury Automotive Group, Inc. 5.00% 2/15/2032[8]	3,365	2,903
Atlas LuxCo 4 SARL 4.625% 6/1/2028[8]	10,665	9,295
Bath & Body Works, Inc. 6.625% 10/1/2030[8]	14,360	13,802
Bath & Body Works, Inc. 6.875% 11/1/2035	28,378	25,723
Bath & Body Works, Inc. 6.75% 7/1/2036	2,555	2,278
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	21,822
Boyd Gaming Corp. 4.75% 6/15/2031[8]	7,005	6,420
Boyne USA, Inc. 4.75% 5/15/2029[8]	31,780	28,815
Caesars Entertainment, Inc. 6.25% 7/1/2025[8]	37,810	37,890
Caesars Entertainment, Inc. 4.625% 10/15/2029[8]	23,185	20,361
Caesars Entertainment, Inc. 7.00% 2/15/2030[8]	34,040	34,374
Caesars Resort Collection, LLC 5.75% 7/1/2025[8]	5,020	5,066
Carnival Corp. 4.00% 8/1/2028[8]	32,200	27,946
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[8]	26,335	25,417
Cedar Fair, LP 5.50% 5/1/2025[8]	29,490	29,437
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[8]	9,000	8,751
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[8]	5,525	5,238
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[8]	5,483	5,502
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[8]	16,100	15,693
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[8]	4,011	4,046
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[8]	14,225	12,895
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]	8,387	8,047
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]	1,358	1,368
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]	7,500	6,574
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[8]	9,000	7,514
DaimlerChrysler North America Holding Corp. 3.65% 2/22/2024[8]	9,360	9,233
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[8]	2,551	2,460
Dana, Inc. 5.625% 6/15/2028	1,305	1,205
Fertitta Entertainment, Inc. 4.625% 1/15/2029[8]	33,420	29,292
Fertitta Entertainment, Inc. 6.75% 1/15/2030[8]	12,760	10,348
First Student Bidco, Inc. 4.00% 7/31/2029[8]	25,980	22,545
Ford Motor Co. 2.30% 2/10/2025	13,475	12,565
Ford Motor Co. 2.90% 2/10/2029	17,000	14,123
Ford Motor Co. 6.10% 8/19/2032	28,695	27,393
Ford Motor Credit Company, LLC 3.81% 1/9/2024	15,305	15,046
The Income Fund of America — Page 13 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company, LLC 5.584% 3/18/2024	USD 3,280	$3,264
Ford Motor Credit Company, LLC 3.664% 9/8/2024	11,380	11,000
Ford Motor Credit Company, LLC 5.125% 6/16/2025	52,275	50,966
Ford Motor Credit Company, LLC 6.95% 3/6/2026	10,335	10,441
Ford Motor Credit Company, LLC 4.542% 8/1/2026	32,520	30,715
Ford Motor Credit Company, LLC 2.70% 8/10/2026	34,095	30,286
Ford Motor Credit Company, LLC 4.271% 1/9/2027	117,666	109,122
Ford Motor Credit Company, LLC 4.95% 5/28/2027	57,170	54,139
Ford Motor Credit Company, LLC 4.125% 8/17/2027	71,670	65,851
Ford Motor Credit Company, LLC 3.815% 11/2/2027	8,215	7,378
Ford Motor Credit Company, LLC 2.90% 2/16/2028	19,180	16,627
Ford Motor Credit Company, LLC 5.113% 5/3/2029	25,589	23,884
Ford Motor Credit Company, LLC 4.00% 11/13/2030	25,134	21,577
General Motors Company 4.35% 4/9/2025	2,150	2,106
General Motors Company 6.125% 10/1/2025	9,825	10,003
General Motors Company 6.80% 10/1/2027	1,438	1,521
General Motors Company 5.40% 10/15/2029	23,651	23,395
General Motors Company 5.60% 10/15/2032	28,000	27,451
General Motors Company 6.60% 4/1/2036	5,110	5,259
General Motors Company 6.75% 4/1/2046	12,230	12,346
General Motors Financial Co. 3.70% 5/9/2023	4,775	4,773
General Motors Financial Co. 3.80% 4/7/2025	4,600	4,471
General Motors Financial Co. 2.75% 6/20/2025	9,636	9,144
General Motors Financial Co. 1.25% 1/8/2026	2,379	2,143
General Motors Financial Co. 5.40% 4/6/2026	17,500	17,518
General Motors Financial Co. 1.50% 6/10/2026	24,440	21,882
General Motors Financial Co. 4.00% 10/6/2026	1,867	1,791
General Motors Financial Co. 2.35% 2/26/2027	18,361	16,526
General Motors Financial Co. 2.70% 8/20/2027	15,668	14,046
General Motors Financial Co. 2.40% 4/10/2028	9,238	8,076
General Motors Financial Co. 2.40% 10/15/2028	15,493	13,304
General Motors Financial Co. 4.30% 4/6/2029	6,300	5,876
General Motors Financial Co. 2.35% 1/8/2031	17,998	14,221
General Motors Financial Co. 2.70% 6/10/2031	13,156	10,563
Grand Canyon University 3.25% 10/1/2023	1,250	1,234
Grand Canyon University 4.375% 10/1/2026	5,000	4,589
Hanesbrands, Inc. 4.875% 5/15/2026[8]	28,007	26,428
Hanesbrands, Inc. 9.00% 2/15/2031[8]	5,811	5,955
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.732% 3/8/2030[7,11]	4,576	4,559
Hilton Grand Vacations Borrower 5.00% 6/1/2029[8]	17,560	15,911
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	30,661	29,137
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[8]	22,520	19,939
Home Depot, Inc. 1.50% 9/15/2028	25,000	21,971
Home Depot, Inc. 3.90% 12/6/2028	1,150	1,141
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,675
Home Depot, Inc. 1.875% 9/15/2031	7,500	6,243
Home Depot, Inc. 5.95% 4/1/2041	12,500	14,041
Home Depot, Inc. 4.50% 12/6/2048	601	571
Hyundai Capital America 1.25% 9/18/2023[8]	7,561	7,430
Hyundai Capital America 0.875% 6/14/2024[8]	8,000	7,619
Hyundai Capital America 1.00% 9/17/2024[8]	10,550	9,924
Hyundai Capital America 2.65% 2/10/2025[8]	27,917	26,642
Hyundai Capital America 5.875% 4/7/2025[8]	3,300	3,337
Hyundai Capital America 1.80% 10/15/2025[8]	1,871	1,720
The Income Fund of America — Page 14 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.30% 1/8/2026[8]	USD 9,000	$8,137
Hyundai Capital America 1.50% 6/15/2026[8]	7,628	6,790
Hyundai Capital America 1.65% 9/17/2026[8]	10,575	9,395
Hyundai Capital America 3.00% 2/10/2027[8]	20,750	19,177
Hyundai Capital America 2.375% 10/15/2027[8]	2,371	2,101
Hyundai Capital America 1.80% 1/10/2028[8]	7,931	6,783
Hyundai Capital America 2.00% 6/15/2028[8]	5,009	4,265
Hyundai Capital America 2.10% 9/15/2028[8]	4,875	4,157
Hyundai Capital America 5.80% 4/1/2030[8]	8,830	9,068
Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]	2,600	2,448
Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]	3,490	3,148
International Game Technology PLC 6.50% 2/15/2025[8]	9,129	9,253
International Game Technology PLC 5.25% 1/15/2029[8]	65,325	62,714
KB Home 7.25% 7/15/2030	10,295	10,595
KIA Corp. 2.375% 2/14/2025[8]	4,825	4,592
Kontoor Brands, Inc. 4.125% 11/15/2029[8]	5,180	4,407
LCM Investments Holdings II, LLC 4.875% 5/1/2029[8]	28,332	24,182
Levi Strauss & Co. 3.50% 3/1/2031[8]	31,175	26,392
Lindblad Expeditions, LLC 6.75% 2/15/2027[8]	6,830	6,426
Lithia Motors, Inc. 3.875% 6/1/2029[8]	37,385	32,414
Lithia Motors, Inc. 4.375% 1/15/2031[8]	4,550	3,912
Marriott International, Inc. 4.90% 4/15/2029	4,024	4,002
Marriott International, Inc. 2.75% 10/15/2033	3,970	3,223
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[8]	7,825	6,840
McDonald’s Corp. 4.60% 9/9/2032	5,090	5,165
Melco International Development, Ltd. 5.75% 7/21/2028[8]	11,330	9,885
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]	3,350	3,403
Merlin Entertainment 5.75% 6/15/2026[8]	7,210	6,857
MGM Resorts International 5.50% 4/15/2027	3,617	3,543
Midwest Gaming Borrower, LLC 4.875% 5/1/2029[8]	13,870	12,427
NCL Corp., Ltd. 5.875% 2/15/2027[8]	19,985	18,871
NCL Corp., Ltd. 7.75% 2/15/2029[8]	10,560	8,951
Neiman Marcus Group, LLC 7.125% 4/1/2026[8]	6,970	6,484
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[8]	7,850	7,301
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[8]	17,890	15,275
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[8]	9,883	7,943
Nissan Motor Co., Ltd. 3.043% 9/15/2023[8]	400	395
Nissan Motor Co., Ltd. 3.522% 9/17/2025[8]	800	749
Nissan Motor Co., Ltd. 2.00% 3/9/2026[8]	16,020	14,125
Nissan Motor Co., Ltd. 2.75% 3/9/2028[8]	19,362	16,121
Nissan Motor Co., Ltd. 4.81% 9/17/2030[8]	22,160	19,505
Panther BF Aggregator 2, LP 6.25% 5/15/2026[8]	4,725	4,708
Panther BF Aggregator 2, LP 8.50% 5/15/2027[8]	13,740	13,846
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[7,8,12]	6,270	878
Party City Holdings, Inc. 8.75% 2/15/2026[8,12]	90,719	12,701
Party City Holdings, Inc., Term Loan DIP, 14.80% 6/18/2023[7,11]	16,824	17,413
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,336
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[8]	22,785	20,415
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[8]	34,535	30,694
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[8]	5,450	4,811
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[8]	11,457	12,075
Sally Holdings, LLC 5.625% 12/1/2025	14,080	13,924
Sands China, Ltd. 5.625% 8/8/2025	8,676	8,519
Sands China, Ltd. 4.30% 1/8/2026	8,325	7,839
The Income Fund of America — Page 15 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 2.80% 3/8/2027	USD 1,727	$1,509
Sands China, Ltd. 5.90% 8/8/2028	1,352	1,316
Scientific Games Corp. 8.625% 7/1/2025[8]	13,280	13,595
Scientific Games Corp. 7.00% 5/15/2028[8]	38,659	38,614
Scientific Games Corp. 7.25% 11/15/2029[8]	25,850	25,888
Scientific Games Holdings, LP 6.625% 3/1/2030[8]	20,510	18,216
Sonic Automotive, Inc. 4.625% 11/15/2029[8]	40,225	33,791
Sonic Automotive, Inc. 4.875% 11/15/2031[8]	16,000	12,936
Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	7,175	6,422
Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	15,000	15,433
Stellantis Finance US, Inc. 2.691% 9/15/2031[8]	5,075	4,135
Stellantis Finance US, Inc. 6.375% 9/12/2032[8]	16,425	17,306
Tempur Sealy International, Inc. 4.00% 4/15/2029[8]	4,625	4,051
The Gap, Inc. 3.625% 10/1/2029[8]	2,507	1,778
The Gap, Inc. 3.875% 10/1/2031[8]	1,670	1,168
Toyota Motor Credit Corp. 0.45% 1/11/2024	25,283	24,505
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,003	10,032
Toyota Motor Credit Corp. 1.90% 1/13/2027	10,000	9,196
Travel + Leisure Co. 4.50% 12/1/2029[8]	18,020	15,740
Vail Resorts, Inc. 6.25% 5/15/2025[8]	9,270	9,350
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[8]	2,000	1,999
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[8]	7,365	7,316
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[8]	4,870	4,724
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]	6,326	6,129
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]	2,575	2,556
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	6,021	5,509
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[8]	9,175	8,049
Volkswagen Group of America Finance, LLC 4.75% 11/13/2028[8]	1,300	1,300
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[8]	51,235	48,086
Wyndham Destinations, Inc. 4.625% 3/1/2030[8]	5,750	4,966
Wyndham Worldwide Corp. 4.375% 8/15/2028[8]	35,310	32,867
Wynn Resorts Finance, LLC 7.125% 2/15/2031[8]	7,525	7,715
		2,487,355
Energy 2.03%
Antero Midstream Partners, LP 5.375% 6/15/2029[8]	14,760	13,836
Antero Resources Corp. 7.625% 2/1/2029[8]	5,135	5,262
Antero Resources Corp. 5.375% 3/1/2030[8]	52	49
Apache Corp. 4.25% 1/15/2030	4,870	4,456
Apache Corp. 6.00% 1/15/2037	3,565	3,373
Apache Corp. 5.10% 9/1/2040	4,910	4,215
Apache Corp. 4.75% 4/15/2043	2,565	2,003
Apache Corp. 5.35% 7/1/2049	32,840	25,627
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 11/1/2025[7,8,11]	6,827	7,249
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[8]	30,865	29,903
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[8]	959	1,187
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[8]	6,340	6,163
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[8]	9,090	8,172
Baker Hughes Co. 4.486% 5/1/2030	1,650	1,625
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[8]	36,675	34,186
Blue Racer Midstream, LLC 7.625% 12/15/2025[8]	10,281	10,324
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[8]	23,690	22,295
BP Capital Markets America, Inc. 2.772% 11/10/2050	3,032	2,080
California Resources Corp. 7.125% 2/1/2026[8]	26,405	26,700
The Income Fund of America — Page 16 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	USD 3,150	$2,965
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,760	2,652
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	487
Cenovus Energy, Inc. 5.375% 7/15/2025	4,421	4,430
Cenovus Energy, Inc. 4.25% 4/15/2027	18,549	18,138
Centennial Resource Production, LLC 6.875% 4/1/2027[8]	2,490	2,468
Cheniere Energy Partners, LP 4.50% 10/1/2029	32,421	30,543
Cheniere Energy Partners, LP 4.00% 3/1/2031	8,070	7,228
Cheniere Energy Partners, LP 3.25% 1/31/2032	4,389	3,661
Cheniere Energy, Inc. 4.625% 10/15/2028	51,845	49,465
Chesapeake Energy Corp. 4.875% 4/15/2022[12]	28,085	632
Chesapeake Energy Corp. 5.50% 2/1/2026[8]	19,835	19,653
Chesapeake Energy Corp. 5.875% 2/1/2029[8]	31,345	30,015
Chesapeake Energy Corp. 6.75% 4/15/2029[8]	18,880	18,709
CNX Midstream Partners, LP 4.75% 4/15/2030[8]	8,065	6,761
CNX Resources Corp. 7.25% 3/14/2027[8]	26,180	25,917
CNX Resources Corp. 6.00% 1/15/2029[8]	34,027	31,515
CNX Resources Corp. 7.375% 1/15/2031[8]	22,699	21,923
Comstock Resources, Inc. 6.75% 3/1/2029[8]	17,870	16,197
Comstock Resources, Inc. 5.875% 1/15/2030[8]	15,235	13,094
ConocoPhillips 3.80% 3/15/2052	2,500	2,097
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,8]	8,659	8,659
Continental Resources, Inc. 5.75% 1/15/2031[8]	11,330	11,085
Crescent Energy Finance, LLC 9.25% 2/15/2028[8]	17,298	17,274
Crestwood Midstream Partners, LP 8.00% 4/1/2029[8]	41,410	42,177
Crestwood Midstream Partners, LP 7.375% 2/1/2031[8]	14,441	14,456
Devon Energy Corp. 4.50% 1/15/2030	8,091	7,760
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[7,8,9]	2,085	2,023
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[9]	1,889	1,832
Diamondback Energy, Inc. 6.25% 3/15/2053	12,500	13,084
DT Midstream, Inc. 4.125% 6/15/2029[8]	8,935	7,929
DT Midstream, Inc. 4.375% 6/15/2031[8]	18,585	16,186
Ecopetrol SA 4.625% 11/2/2031	970	728
Ecopetrol SA 8.875% 1/13/2033	65,030	63,099
El Paso Pipeline Partners Operating Co., LLC 4.70% 11/1/2042	33,265	28,585
Enbridge Energy Partners, LP 5.875% 10/15/2025	1,145	1,168
Enbridge Energy Partners, LP 7.375% 10/15/2045	3,000	3,575
Enbridge, Inc. 4.00% 10/1/2023	2,630	2,614
Enbridge, Inc. 2.50% 1/15/2025	1,600	1,538
Energy Transfer Operating, LP 2.90% 5/15/2025	3,150	3,008
Energy Transfer Operating, LP 5.00% 5/15/2050	7,353	6,251
Energy Transfer Partners, LP 4.50% 4/15/2024	1,585	1,567
Energy Transfer Partners, LP 4.75% 1/15/2026	8,000	7,936
Energy Transfer Partners, LP 4.20% 4/15/2027	2,450	2,370
Energy Transfer Partners, LP 4.95% 6/15/2028	3,200	3,187
Enterprise Products Operating, LLC 5.05% 1/10/2026	10,321	10,495
Enterprise Products Operating, LLC 5.35% 1/31/2033	3,969	4,135
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	282
EQM Midstream Partners, LP 4.125% 12/1/2026	3,036	2,759
EQM Midstream Partners, LP 6.50% 7/1/2027[8]	38,110	37,208
EQM Midstream Partners, LP 5.50% 7/15/2028	19,665	17,944
EQM Midstream Partners, LP 4.50% 1/15/2029[8]	22,045	18,763
EQM Midstream Partners, LP 7.50% 6/1/2030[8]	11,535	11,209
EQM Midstream Partners, LP 4.75% 1/15/2031[8]	21,700	17,810
The Income Fund of America — Page 17 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 6.125% 2/1/2025[10]	USD 10,633	$10,677
EQT Corp. 5.00% 1/15/2029	5,500	5,272
EQT Corp. 7.25% 2/1/2030[10]	6,985	7,378
EQT Corp. 3.625% 5/15/2031[8]	2,115	1,842
Equinor ASA 3.00% 4/6/2027	7,000	6,684
Equinor ASA 3.625% 9/10/2028	5,265	5,168
Equinor ASA 3.25% 11/18/2049	7,583	5,894
Exxon Mobil Corp. 2.44% 8/16/2029	4,315	3,955
Exxon Mobil Corp. 2.61% 10/15/2030	1,700	1,537
Exxon Mobil Corp. 3.452% 4/15/2051	5,000	4,014
Genesis Energy, LP 6.50% 10/1/2025	27,824	27,270
Genesis Energy, LP 6.25% 5/15/2026	4,500	4,341
Genesis Energy, LP 8.00% 1/15/2027	52,582	52,524
Genesis Energy, LP 7.75% 2/1/2028	17,135	16,886
Genesis Energy, LP 8.875% 4/15/2030	16,194	16,232
Harvest Midstream I, LP 7.50% 9/1/2028[8]	17,985	17,616
Hess Midstream Operations, LP 4.25% 2/15/2030[8]	5,020	4,469
Hess Midstream Operations, LP 5.50% 10/15/2030[8]	8,545	7,962
Hess Midstream Partners, LP 5.125% 6/15/2028[8]	14,435	13,731
Hilcorp Energy I, LP 6.25% 11/1/2028[8]	4,000	3,836
Hilcorp Energy I, LP 5.75% 2/1/2029[8]	2,960	2,768
Hilcorp Energy I, LP 6.00% 4/15/2030[8]	11,940	11,139
Hilcorp Energy I, LP 6.00% 2/1/2031[8]	19,400	17,952
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/2027[8]	4,295	4,240
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	17,641
Kinder Morgan, Inc. 5.20% 6/1/2033	11,767	11,687
Kinder Morgan, Inc. 5.45% 8/1/2052	2,683	2,480
MPLX, LP 1.75% 3/1/2026	2,200	2,025
MPLX, LP 2.65% 8/15/2030	8,351	7,138
MPLX, LP 4.70% 4/15/2048	5,147	4,310
Nabors Industries, Inc. 7.375% 5/15/2027[8]	14,275	13,864
New Fortress Energy, Inc. 6.75% 9/15/2025[8]	23,360	22,278
New Fortress Energy, Inc. 6.50% 9/30/2026[8]	56,070	51,703
NGL Energy Operating, LLC 7.50% 2/1/2026[8]	161,084	154,608
NGL Energy Partners, LP 6.125% 3/1/2025	36,998	34,222
Noble Finance II, LLC, 8.00% 4/15/2030[8]	1,900	1,948
Northern Oil and Gas, Inc. 8.125% 3/1/2028[8]	35,360	34,956
NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,031
NuStar Logistics, LP 5.625% 4/28/2027	2,270	2,169
Oasis Petroleum, Inc. 6.375% 6/1/2026[8]	16,763	16,724
Occidental Petroleum Corp. 2.90% 8/15/2024	13,065	12,681
Occidental Petroleum Corp. 5.875% 9/1/2025	26,705	27,015
Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	14,328
Occidental Petroleum Corp. 6.375% 9/1/2028	10,370	10,826
Occidental Petroleum Corp. 8.875% 7/15/2030	43,590	51,261
Occidental Petroleum Corp. 6.625% 9/1/2030	11,445	12,229
Occidental Petroleum Corp. 6.125% 1/1/2031	8,850	9,262
Occidental Petroleum Corp. 6.45% 9/15/2036	10,190	10,823
Occidental Petroleum Corp. 6.20% 3/15/2040	1,500	1,542
Occidental Petroleum Corp. 6.60% 3/15/2046	5,125	5,476
ONEOK, Inc. 2.20% 9/15/2025	50	47
ONEOK, Inc. 5.85% 1/15/2026	4,246	4,333
ONEOK, Inc. 3.10% 3/15/2030	134	119
ONEOK, Inc. 6.35% 1/15/2031	837	886
The Income Fund of America — Page 18 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 5.20% 7/15/2048	USD 636	$558
ONEOK, Inc. 4.50% 3/15/2050	285	225
ONEOK, Inc. 7.15% 1/15/2051	352	384
Parkland Corp. 4.625% 5/1/2030[8]	5,545	4,831
Petróleos Mexicanos 4.625% 9/21/2023	4,243	4,210
Petróleos Mexicanos 4.875% 1/18/2024	4,654	4,592
Petróleos Mexicanos 6.875% 10/16/2025	18,955	18,686
Petróleos Mexicanos 6.875% 8/4/2026	71,850	68,022
Petróleos Mexicanos 6.49% 1/23/2027	5,378	4,820
Petróleos Mexicanos 6.50% 3/13/2027	72,935	65,527
Petróleos Mexicanos 6.50% 1/23/2029	865	733
Petróleos Mexicanos 8.75% 6/2/2029	24,503	22,525
Petróleos Mexicanos 5.95% 1/28/2031	3,793	2,806
Petróleos Mexicanos 6.70% 2/16/2032	39,649	30,550
Petróleos Mexicanos 6.75% 9/21/2047	5,324	3,285
Pioneer Natural Resources Company 2.15% 1/15/2031	5,684	4,768
Plains All American Pipeline, LP 3.80% 9/15/2030	450	408
Range Resources Corp. 4.875% 5/15/2025	2,375	2,346
Range Resources Corp. 8.25% 1/15/2029	25,655	26,803
Range Resources Corp. 4.75% 2/15/2030[8]	22,135	20,390
Rockies Express Pipeline, LLC 4.95% 7/15/2029[8]	11,768	10,882
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	4,247	4,248
Sanchez Energy Corp. 7.25% 2/15/2023[8,12]	5,374	40
SM Energy Co. 6.50% 7/15/2028	2,975	2,822
Southwestern Energy Co. 5.70% 1/23/2025[10]	9,769	9,761
Southwestern Energy Co. 8.375% 9/15/2028	7,755	8,139
Southwestern Energy Co. 5.375% 2/1/2029	10,880	10,268
Southwestern Energy Co. 5.375% 3/15/2030	39,660	36,949
Southwestern Energy Co. 4.75% 2/1/2032	10,135	8,951
Statoil ASA 3.25% 11/10/2024	850	836
Statoil ASA 4.25% 11/23/2041	3,000	2,812
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/2031[8]	6,125	5,370
Sunoco Logistics Operating Partners, LP 4.00% 10/1/2027	1,900	1,828
Sunoco, LP 6.00% 4/15/2027	12,160	12,109
Sunoco, LP 5.875% 3/15/2028	12,700	12,430
Sunoco, LP 4.50% 5/15/2029	12,580	11,348
Sunoco, LP 4.50% 4/30/2030	6,950	6,211
Superior Plus, LP 4.50% 3/15/2029[8]	3,825	3,392
Targa Resources Partners, LP 6.50% 7/15/2027	4,740	4,836
Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,597
Targa Resources Partners, LP 5.50% 3/1/2030	22,550	21,988
Total Capital International 3.127% 5/29/2050	8,100	6,067
Total SE 2.986% 6/29/2041	7,401	5,816
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	5,254	5,014
Transocean Poseidon, Ltd. 6.875% 2/1/2027[8]	12,045	11,763
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[8]	24,009	24,495
Valero Energy Corp. 4.00% 4/1/2029	6,000	5,814
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[8]	7,746	7,862
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[8]	36,865	32,701
Weatherford International, Ltd. 11.00% 12/1/2024[8]	2,920	3,009
Weatherford International, Ltd. 6.50% 9/15/2028[8]	22,665	22,689
Weatherford International, Ltd. 8.625% 4/30/2030[8]	64,455	65,724
Western Gas Partners, LP 4.50% 3/1/2028	29,990	28,649
Western Midstream Operating, LP 3.35% 2/1/2025[10]	9,602	9,183
The Income Fund of America — Page 19 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 4.75% 8/15/2028	USD 3,540	$3,401
Western Midstream Operating, LP 4.30% 2/1/2030[10]	13,900	12,701
Williams Companies, Inc. 3.50% 11/15/2030	2,081	1,906
		2,425,030
Health care 1.73%
AbbVie, Inc. 2.95% 11/21/2026	2,890	2,744
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,615
AbbVie, Inc. 4.30% 5/14/2036	1,003	950
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,137
AdaptHealth, LLC 5.125% 3/1/2030[8]	8,385	6,946
Amgen, Inc. 5.25% 3/2/2025	18,000	18,163
Amgen, Inc. 5.507% 3/2/2026	13,500	13,555
Amgen, Inc. 5.15% 3/2/2028	10,019	10,258
Amgen, Inc. 5.25% 3/2/2030	10,312	10,595
Amgen, Inc. 5.25% 3/2/2033	8,082	8,319
Amgen, Inc. 5.60% 3/2/2043	11,250	11,585
Amgen, Inc. 5.65% 3/2/2053	6,581	6,823
Amgen, Inc. 4.40% 2/22/2062	3,999	3,361
Amgen, Inc. 5.75% 3/2/2063	11,250	11,661
Anthem, Inc. 2.375% 1/15/2025	2,046	1,969
AstraZeneca Finance, LLC 1.20% 5/28/2026	10,098	9,247
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,004
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,650	2,298
AstraZeneca PLC 3.375% 11/16/2025	4,500	4,400
Avantor Funding, Inc. 4.625% 7/15/2028[8]	27,540	25,792
Avantor Funding, Inc. 3.875% 11/1/2029[8]	25,835	22,787
Bausch Health Americas, Inc. 9.25% 4/1/2026[8]	6,535	5,270
Bausch Health Americas, Inc. 8.50% 1/31/2027[8]	7,620	3,862
Bausch Health Companies, Inc. 9.00% 12/15/2025[8]	16,475	13,807
Bausch Health Companies, Inc. 7.00% 1/15/2028[8]	7,120	3,275
Bausch Health Companies, Inc. 4.875% 6/1/2028[8]	60,725	40,064
Bausch Health Companies, Inc. 5.25% 2/15/2031[8]	17,603	8,421
Baxter International, Inc. 1.322% 11/29/2024	21,489	20,247
Baxter International, Inc. 1.915% 2/1/2027	21,489	19,323
Baxter International, Inc. 2.272% 12/1/2028	11,534	10,078
Bayer US Finance II, LLC 3.875% 12/15/2023[8]	3,850	3,811
Bayer US Finance II, LLC 4.25% 12/15/2025[8]	6,000	5,885
Bayer US Finance II, LLC 4.40% 7/15/2044[8]	13,090	10,816
Boston Scientific Corp. 1.90% 6/1/2025	9,109	8,632
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[8]	11,937	11,478
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[8]	9,655	8,226
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[8]	2,715	2,305
Centene Corp. 4.25% 12/15/2027	50,425	48,233
Centene Corp. 2.45% 7/15/2028	36,915	32,118
Centene Corp. 4.625% 12/15/2029	59,080	55,736
Centene Corp. 3.375% 2/15/2030	44,100	38,978
Centene Corp. 3.00% 10/15/2030	2,188	1,867
Centene Corp. 2.50% 3/1/2031	12,110	9,879
Centene Corp. 2.625% 8/1/2031	2,630	2,156
Charles River Laboratories International, Inc. 4.25% 5/1/2028[8]	27,840	25,383
Charles River Laboratories International, Inc. 3.75% 3/15/2029[8]	2,500	2,196
Community Health Systems, Inc. 5.625% 3/15/2027[8]	21,210	19,600
Community Health Systems, Inc. 6.00% 1/15/2029[8]	8,870	7,870
The Income Fund of America — Page 20 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Community Health Systems, Inc. 5.25% 5/15/2030[8]	USD 29,625	$24,719
DaVita, Inc. 4.625% 6/1/2030[8]	15,055	13,128
Elevance Health, Inc. 4.90% 2/8/2026	6,445	6,436
Elevance Health, Inc. 4.75% 2/15/2033	3,648	3,672
Elevance Health, Inc. 5.125% 2/15/2053	1,546	1,538
Eli Lilly and Company 3.375% 3/15/2029	1,353	1,301
Eli Lilly and Company 4.70% 2/27/2033	5,110	5,309
Eli Lilly and Company 4.875% 2/27/2053	1,563	1,635
Encompass Health Corp. 4.50% 2/1/2028	13,743	12,977
Encompass Health Corp. 4.75% 2/1/2030	4,560	4,211
Grifols Escrow Issuer SA 4.75% 10/15/2028[8]	14,480	11,626
HCA, Inc. 5.875% 2/15/2026	13,870	14,091
HCA, Inc. 5.375% 9/1/2026	6,680	6,732
HCA, Inc. 5.625% 9/1/2028	15,915	16,254
HCA, Inc. 3.375% 3/15/2029[8]	4,824	4,407
HCA, Inc. 3.50% 9/1/2030	20,534	18,493
HCA, Inc. 3.625% 3/15/2032[8]	5,000	4,432
HCA, Inc. 4.375% 3/15/2042[8]	5,000	4,201
HCA, Inc. 4.625% 3/15/2052[8]	4,747	3,943
HealthEquity, Inc. 4.50% 10/1/2029[8]	22,525	20,170
Iqvia, Inc. 5.00% 5/15/2027[8]	11,510	11,247
Jazz Securities DAC 4.375% 1/15/2029[8]	14,125	12,995
Mallinckrodt International Finance SA 10.00% 4/15/2025[8]	12,820	10,659
Medline Borrower, LP, Term Loan, (3-month USD-LIBOR + 3.25%) 8.275% 10/23/2028[7,11]	14,384	13,987
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,455	6,480
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	12,500	12,624
Merck & Co., Inc. 1.90% 12/10/2028	2,740	2,446
Merck & Co., Inc. 2.75% 12/10/2051	5,514	3,914
Molina Healthcare, Inc. 4.375% 6/15/2028[8]	25,980	24,386
Molina Healthcare, Inc. 3.875% 11/15/2030[8]	12,815	11,316
Molina Healthcare, Inc. 3.875% 5/15/2032[8]	32,460	27,850
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[8]	19,695	17,055
Novant Health, Inc. 3.168% 11/1/2051	6,000	4,409
Novartis Capital Corp. 2.00% 2/14/2027	3,090	2,873
Option Care Health, Inc. 4.375% 10/31/2029[8]	16,705	15,035
Organon Finance 1, LLC 4.125% 4/30/2028[8]	28,670	26,409
Owens & Minor, Inc. 4.375% 12/15/2024	32,762	31,664
Owens & Minor, Inc. 4.50% 3/31/2029[8]	49,125	39,454
Owens & Minor, Inc. 6.625% 4/1/2030[8]	18,685	16,278
Par Pharmaceutical, Inc. 7.50% 4/1/2027[8]	79,502	56,449
Pfizer, Inc. 3.45% 3/15/2029	4,800	4,648
Radiology Partners, Inc. 9.25% 2/1/2028[8]	35,255	15,649
Rede D’Or Finance SARL 4.95% 1/17/2028	1,820	1,659
Rede D’Or Finance SARL 4.50% 1/22/2030	8,840	7,506
RP Escrow Issuer, LLC 5.25% 12/15/2025[8]	13,660	9,596
Select Medical Holdings Corp. 6.25% 8/15/2026[8]	18,853	18,486
Shire PLC 2.875% 9/23/2023	1,759	1,741
Summa Health 3.511% 11/15/2051	2,650	1,918
Surgery Center Holdings 10.00% 4/15/2027[8]	9,612	9,865
Tenet Healthcare Corp. 4.625% 7/15/2024	5,642	5,602
Tenet Healthcare Corp. 4.875% 1/1/2026	106,640	105,177
Tenet Healthcare Corp. 5.125% 11/1/2027	13,695	13,305
Tenet Healthcare Corp. 4.25% 6/1/2029	35,940	33,006
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023	2,162	2,148
The Income Fund of America — Page 21 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	USD 46,110	$46,061
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	7,150	7,321
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	100,615	91,017
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	98,070	91,969
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	189,795	189,172
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	108,360	100,648
Teva Pharmaceutical Finance Co. BV 7.875% 9/15/2029	11,406	11,958
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	110,935	74,054
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	2,435	2,233
UnitedHealth Group, Inc. 1.15% 5/15/2026	5,633	5,164
UnitedHealth Group, Inc. 5.30% 2/15/2030	10,000	10,563
UnitedHealth Group, Inc. 2.00% 5/15/2030	2,102	1,808
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	3,008
UnitedHealth Group, Inc. 3.05% 5/15/2041	8,325	6,622
UnitedHealth Group, Inc. 3.25% 5/15/2051	5,379	4,092
UnitedHealth Group, Inc. 4.75% 5/15/2052	3,002	2,921
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[8]	71,030	62,007
		2,071,454
Communication services 1.49%
Altice France Holding SA 10.50% 5/15/2027[8]	11,630	8,600
Altice France Holding SA 5.125% 7/15/2029[8]	71,512	52,937
AT&T, Inc. 1.65% 2/1/2028	7,175	6,296
AT&T, Inc. 3.50% 9/15/2053	11,419	8,198
British Telecommunications PLC 9.625% 12/15/2030[10]	4,011	5,052
CCO Holdings, LLC 5.125% 5/1/2027[8]	13,485	12,745
CCO Holdings, LLC 5.00% 2/1/2028[8]	13,250	12,270
CCO Holdings, LLC 4.75% 3/1/2030[8]	28,837	24,851
CCO Holdings, LLC 4.50% 8/15/2030[8]	41,075	34,536
CCO Holdings, LLC 4.25% 2/1/2031[8]	43,950	36,044
CCO Holdings, LLC 4.75% 2/1/2032[8]	27,835	23,064
CCO Holdings, LLC 4.50% 5/1/2032	19,415	15,567
CCO Holdings, LLC 4.50% 6/1/2033[8]	37,190	29,646
CenturyLink, Inc. 4.00% 2/15/2027[8]	15,350	10,268
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,541
Cogent Communications Group, Inc. 3.50% 5/1/2026[8]	1,835	1,708
Comcast Corp. 2.887% 11/1/2051	11,570	7,919
Connect Finco SARL 6.75% 10/1/2026[8]	16,600	15,843
CSC Holdings, LLC 3.375% 2/15/2031[8]	18,725	12,885
Diamond Sports Group, LLC 6.625% 8/15/2027[8,12]	27,190	833
DIRECTV Financing, LLC 5.875% 8/15/2027[8]	46,420	40,788
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 10.025% 8/2/2027[7,11]	12,473	12,041
DISH Network Corp. 11.75% 11/15/2027[8]	64,175	60,693
Embarq Corp. 7.995% 6/1/2036	62,181	26,807
Fox Corp. 4.03% 1/25/2024	1,120	1,110
Frontier Communications Corp. 5.875% 10/15/2027[8]	29,075	26,790
Frontier Communications Corp. 5.00% 5/1/2028[8]	54,560	47,966
Frontier Communications Corp. 6.75% 5/1/2029[8]	42,815	34,502
Frontier Communications Holdings, LLC 5.875% 11/1/2029	12,195	9,288
Frontier Communications Holdings, LLC 6.00% 1/15/2030[8]	9,875	7,564
Frontier Communications Holdings, LLC 8.75% 5/15/2030[8]	17,175	17,006
Gray Escrow II, Inc. 5.375% 11/15/2031[8]	4,650	2,985
Gray Television, Inc. 7.00% 5/15/2027[8]	17,880	14,503
iHeartCommunications, Inc. 5.25% 8/15/2027[8]	21,050	16,654
The Income Fund of America — Page 22 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 6.50% 3/15/2030[8]	USD 18,565	$17,178
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 9.659% 12/4/2026[7,11]	6,284	5,876
Lamar Media Corp. 3.75% 2/15/2028	5,094	4,691
Lamar Media Corp. 4.875% 1/15/2029	21,525	20,372
Lamar Media Corp. 3.625% 1/15/2031	8,515	7,344
Level 3 Financing, Inc. 10.50% 5/15/2030[8]	141	135
Liberty Global PLC 5.50% 1/15/2028[8]	7,975	7,147
Ligado Networks, LLC 15.50% PIK 11/1/2023[8,9]	55,989	18,336
Ligado Networks, LLC, Term Loan, 15.50% PIK or 15.50% Cash 11/1/2023[2,9,11]	2,439	2,317
Live Nation Entertainment, Inc. 4.75% 10/15/2027[8]	10,000	9,274
Live Nation Entertainment, Inc. 3.75% 1/15/2028[8]	5,950	5,340
Meta Platforms, Inc. 3.85% 8/15/2032	9,295	8,780
Midas OpCo Holdings, LLC 5.625% 8/15/2029[8]	16,750	14,577
Netflix, Inc. 3.625% 6/15/2025[8]	290	281
Netflix, Inc. 4.875% 4/15/2028	26,324	26,512
Netflix, Inc. 5.875% 11/15/2028	42,697	44,964
Netflix, Inc. 6.375% 5/15/2029	20,521	22,191
Netflix, Inc. 5.375% 11/15/2029[8]	39,589	40,508
Netflix, Inc. 4.875% 6/15/2030[8]	34,734	34,529
News Corp. 3.875% 5/15/2029[8]	17,450	15,509
News Corp. 5.125% 2/15/2032[8]	22,780	20,999
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[8]	64,605	56,847
SBA Tower Trust 1.631% 11/15/2026[8]	23,592	20,767
Scripps Escrow II, Inc. 3.875% 1/15/2029[8]	7,300	5,682
Sirius XM Radio, Inc. 5.00% 8/1/2027[8]	4,791	4,412
Sirius XM Radio, Inc. 4.00% 7/15/2028[8]	57,450	48,564
Sirius XM Radio, Inc. 4.125% 7/1/2030[8]	19,300	15,502
Sirius XM Radio, Inc. 3.875% 9/1/2031[8]	34,805	26,340
Sprint Corp. 7.125% 6/15/2024	10,000	10,173
Sprint Corp. 7.625% 2/15/2025	36,000	37,130
Sprint Corp. 7.625% 3/1/2026	29,760	31,540
Sprint Corp. 6.875% 11/15/2028	38,787	41,850
Sprint Corp. 8.75% 3/15/2032	20,210	24,721
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	7,634	7,491
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	4,502	4,240
Tencent Holdings, Ltd. 2.39% 6/3/2030	1,256	1,064
T-Mobile US, Inc. 2.25% 2/15/2026	8,000	7,452
T-Mobile US, Inc. 2.625% 4/15/2026	6,250	5,868
T-Mobile US, Inc. 2.05% 2/15/2028	11,475	10,191
T-Mobile US, Inc. 4.95% 3/15/2028	7,235	7,315
T-Mobile US, Inc. 2.625% 2/15/2029	5,585	4,941
T-Mobile US, Inc. 2.40% 3/15/2029	2,929	2,576
T-Mobile US, Inc. 2.55% 2/15/2031	1,790	1,523
T-Mobile US, Inc. 2.875% 2/15/2031	26,123	22,662
T-Mobile US, Inc. 2.70% 3/15/2032	6,775	5,722
T-Mobile US, Inc. 3.40% 10/15/2052	4,589	3,323
Univision Communications, Inc. 5.125% 2/15/2025[8]	8,680	8,558
Univision Communications, Inc. 6.625% 6/1/2027[8]	39,575	38,157
Univision Communications, Inc. 4.50% 5/1/2029[8]	73,515	63,426
Univision Communications, Inc. 7.375% 6/30/2030[8]	9,250	8,885
UPC Broadband Finco BV 4.875% 7/15/2031[8]	48,900	42,248
Verizon Communications, Inc. 2.55% 3/21/2031	6,100	5,196
Verizon Communications, Inc. 3.40% 3/22/2041	10,000	7,878
Verizon Communications, Inc. 2.875% 11/20/2050	5,625	3,738
The Income Fund of America — Page 23 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Virgin Media O2 4.25% 1/31/2031[8]	USD 25,888	$21,488
Virgin Media Secured Finance PLC 4.50% 8/15/2030[8]	26,070	22,359
VMED O2 UK Financing I PLC 4.75% 7/15/2031[8]	1,068	911
Vodafone Group PLC 4.25% 9/17/2050	7,275	5,968
VZ Secured Financing BV 5.00% 1/15/2032[8]	21,790	18,208
Warner Music Group 3.75% 12/1/2029[8]	3,621	3,190
Warner Music Group 3.875% 7/15/2030[8]	24,344	21,518
Warner Music Group 3.00% 2/15/2031[8]	7,235	5,929
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[8]	20,413	19,970
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[8]	17,133	16,588
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[8]	20,795	19,608
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[8]	5,500	5,094
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[8]	11,193	9,949
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[8]	10,371	8,586
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[8]	5,370	4,296
Ziggo Bond Co. BV 5.125% 2/28/2030[8]	21,600	17,572
Ziggo Bond Finance BV 4.875% 1/15/2030[8]	17,345	14,956
ZipRecruiter, Inc. 5.00% 1/15/2030[8]	17,000	14,865
		1,784,397
Industrials 1.43%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[8]	7,905	7,772
Air Lease Corp. 2.875% 1/15/2026	21,796	20,375
Air Lease Corp. 2.20% 1/15/2027	11,245	10,090
Air Lease Corp. 5.30% 2/1/2028	13,000	12,871
Air Lease Corp. 2.10% 9/1/2028	5,900	4,962
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[8]	25,185	21,527
Ashtead Capital, Inc. 5.50% 8/11/2032[8]	18,158	17,963
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 10.982% 3/8/2029[7,11]	29,775	25,793
Atkore, Inc. 4.25% 6/1/2031[8]	12,215	10,766
Avis Budget Car Rental, LLC 5.75% 7/15/2027[8]	12,675	11,890
Avis Budget Group, Inc. 5.375% 3/1/2029[8]	18,760	17,036
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[8]	22,645	21,999
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[8]	17,179	15,286
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[8]	8,919	8,359
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[8]	17,000	15,198
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[8]	4,438	3,733
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[8]	10,000	8,424
Boeing Company 1.95% 2/1/2024	523	509
Boeing Company 4.875% 5/1/2025	50,882	50,838
Boeing Company 2.75% 2/1/2026	16,896	16,020
Boeing Company 2.196% 2/4/2026	29,049	27,014
Boeing Company 3.10% 5/1/2026	1,454	1,379
Boeing Company 5.04% 5/1/2027	22,445	22,563
Boeing Company 3.25% 2/1/2028	20,952	19,534
Boeing Company 3.25% 3/1/2028	1,025	951
Boeing Company 5.15% 5/1/2030	60,464	60,957
Boeing Company 3.625% 2/1/2031	4,650	4,258
Boeing Company 3.60% 5/1/2034	7,000	6,028
Boeing Company 3.25% 2/1/2035	475	389
Boeing Company 3.50% 3/1/2039	5,544	4,327
Boeing Company 5.705% 5/1/2040	23,854	23,966
Boeing Company 3.90% 5/1/2049	3,149	2,390
Boeing Company 3.75% 2/1/2050	1,805	1,358
The Income Fund of America — Page 24 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 5.805% 5/1/2050	USD 33,708	$33,568
Bombardier, Inc. 7.125% 6/15/2026[8]	45,450	45,355
Bombardier, Inc. 7.875% 4/15/2027[8]	89,290	89,130
Bombardier, Inc. 6.00% 2/15/2028[8]	27,265	25,889
Bombardier, Inc. 7.50% 2/1/2029[8]	3,795	3,737
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	10,000	8,120
BWX Technologies, Inc. 4.125% 6/30/2028[8]	5,190	4,776
BWX Technologies, Inc. 4.125% 4/15/2029[8]	13,360	12,106
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	3,515	3,211
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	5,532	3,972
Carrier Global Corp. 2.722% 2/15/2030	2,000	1,752
Carrier Global Corp. 3.577% 4/5/2050	4,100	3,066
Chart Industries, Inc. 7.50% 1/1/2030[8]	11,063	11,409
Clarivate Science Holdings Corp. 3.875% 7/1/2028[8]	12,595	11,348
Clarivate Science Holdings Corp. 4.875% 7/1/2029[8]	25,820	23,284
Clean Harbors, Inc. 6.375% 2/1/2031[8]	14,638	14,951
CoreLogic, Inc. 4.50% 5/1/2028[8]	80,461	65,859
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.563% 6/4/2029[7,11]	3,525	2,772
Covanta Holding Corp. 4.875% 12/1/2029[8]	19,365	17,252
CSX Corp. 3.80% 3/1/2028	1,550	1,522
CSX Corp. 4.50% 3/15/2049	3,785	3,483
CSX Corp. 4.50% 11/15/2052	9,000	8,292
Dun & Bradstreet Corp. 5.00% 12/15/2029[8]	44,192	38,843
General Dynamics Corp. 3.625% 4/1/2030	6,433	6,191
General Electric Co., Series D, (3-month USD-LIBOR + 3.33%) 8.196% junior subordinated perpetual bonds[7]	43,733	43,820
Harsco Corp. 5.75% 7/31/2027[8]	14,770	12,491
Honeywell International, Inc. 2.30% 8/15/2024	4,405	4,278
Icahn Enterprises Finance Corp. 4.75% 9/15/2024	17,320	17,113
Icahn Enterprises, LP 5.25% 5/15/2027	5,855	5,527
Icahn Enterprises, LP 4.375% 2/1/2029	9,625	8,462
LABL Escrow Issuer, LLC 10.50% 7/15/2027[8]	7,095	6,751
Lockheed Martin Corp. 5.10% 11/15/2027	3,805	3,961
Lockheed Martin Corp. 5.25% 1/15/2033	13,219	14,133
Lockheed Martin Corp. 5.70% 11/15/2054	7,398	8,370
LSC Communications, Inc. 8.75% 10/15/2023[2,8,12]	25,849	78
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,7,11,12]	3,697	11
Masco Corp. 1.50% 2/15/2028	8,605	7,457
Masco Corp. 2.00% 2/15/2031	4,970	4,003
Masco Corp. 3.125% 2/15/2051	2,294	1,501
MasTec, Inc. 4.50% 8/15/2028[8]	19,290	17,868
Mexico City Airport Trust 3.875% 4/30/2028[8]	770	714
Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,795
Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,482
Mexico City Airport Trust 5.50% 7/31/2047[8]	215	167
Mileage Plus Holdings, LLC 6.50% 6/20/2027[8]	34,204	34,190
Moog, Inc. 4.25% 12/9/2027[8]	11,829	11,139
Mueller Water Products, Inc. 4.00% 6/15/2029[8]	5,110	4,621
Norfolk Southern Corp. 4.45% 3/1/2033	2,208	2,180
Norfolk Southern Corp. 3.05% 5/15/2050	3,727	2,623
Norfolk Southern Corp. 4.55% 6/1/2053	2,321	2,110
Northrop Grumman Corp. 3.25% 1/15/2028	8,995	8,570
Otis Worldwide Corp. 2.293% 4/5/2027	2,440	2,244
PGT Innovations, Inc. 4.375% 10/1/2029[8]	19,090	17,328
PM General Purchaser, LLC 9.50% 10/1/2028[8]	90	85
The Income Fund of America — Page 25 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Raytheon Technologies Corp. 5.00% 2/27/2026	USD 3,410	$3,469
Raytheon Technologies Corp. 1.90% 9/1/2031	7,500	6,145
Raytheon Technologies Corp. 5.15% 2/27/2033	11,791	12,260
Raytheon Technologies Corp. 5.375% 2/27/2053	4,445	4,678
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[8]	13,646	14,516
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[8]	1,025	931
Rolls-Royce PLC 5.75% 10/15/2027[8]	22,410	22,389
Sabre GLBL, Inc. 7.375% 9/1/2025[8]	9,919	8,825
Sabre GLBL, Inc. 11.25% 12/15/2027[8]	9,492	8,347
Sabre Holdings Corp. 9.25% 4/15/2025[8]	23,525	21,725
Sensata Technologies Holding BV 4.00% 4/15/2029[8]	19,310	17,473
Sensata Technologies, Inc. 3.75% 2/15/2031[8]	7,225	6,285
Siemens AG 1.20% 3/11/2026[8]	20,585	18,898
Siemens AG 1.70% 3/11/2028[8]	11,475	10,255
SkyMiles IP, Ltd. 4.75% 10/20/2028[8]	36,495	35,461
Spirit AeroSystems, Inc. 7.50% 4/15/2025[8]	5,775	5,746
Spirit AeroSystems, Inc. 9.375% 11/30/2029[8]	12,159	13,085
Stericycle, Inc. 3.875% 1/15/2029[8]	29,450	26,529
The Brink’s Co. 4.625% 10/15/2027[8]	12,800	12,118
TransDigm, Inc. 6.25% 3/15/2026[8]	61,602	61,990
TransDigm, Inc. 5.50% 11/15/2027	55,399	53,253
TransDigm, Inc. 6.75% 8/15/2028[8]	14,390	14,632
TransDigm, Inc. 4.625% 1/15/2029	9,870	8,945
Triton Container International, Ltd. 1.15% 6/7/2024[8]	3,938	3,715
Triton Container International, Ltd. 3.15% 6/15/2031[8]	7,222	5,733
Triumph Group, Inc. 7.75% 8/15/2025	19,910	18,547
Triumph Group, Inc. 9.00% 3/15/2028[8]	24,652	25,021
Uber Technologies, Inc. 8.00% 11/1/2026[8]	22,165	22,748
Union Pacific Corp. 3.75% 7/15/2025	4,720	4,653
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,715
Union Pacific Corp. 2.891% 4/6/2036	3,245	2,708
Union Pacific Corp. 2.95% 3/10/2052	5,000	3,570
United Airlines, Inc. 4.375% 4/15/2026[8]	7,700	7,363
United Airlines, Inc. 4.625% 4/15/2029[8]	18,680	16,926
United Rentals, Inc. 5.25% 1/15/2030	6,840	6,625
United Rentals, Inc. 3.875% 2/15/2031	8,600	7,577
United Rentals, Inc. 3.75% 1/15/2032	4,750	4,077
United Technologies Corp. 3.95% 8/16/2025	5,290	5,221
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[8]	9,075	8,494
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[8,12]	1,649	3
WESCO Distribution, Inc. 7.125% 6/15/2025[8]	5,905	6,014
WESCO Distribution, Inc. 7.25% 6/15/2028[8]	6,435	6,614
Westinghouse Air Brake Technologies Corp. 4.40% 3/15/2024[10]	1,491	1,472
		1,710,236
Materials 1.09%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,857	1,707
Alcoa Nederland Holding BV 5.50% 12/15/2027[8]	13,410	13,205
Alcoa Nederland Holding BV 4.125% 3/31/2029[8]	6,725	6,114
Allegheny Technologies, Inc. 4.875% 10/1/2029	30,055	27,736
Allegheny Technologies, Inc. 5.125% 10/1/2031	15,485	13,950
Anglo American Capital PLC 2.25% 3/17/2028[8]	6,553	5,712
Anglo American Capital PLC 2.625% 9/10/2030[8]	16,107	13,513
Ardagh Group SA 6.50% Cash 6/30/2027[8,9]	16,497	13,539
The Income Fund of America — Page 26 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[8]	USD 13,540	$11,044
Avient Corp. 7.125% 8/1/2030[8]	6,900	7,058
Axalta Coating Systems, LLC 4.75% 6/15/2027[8]	14,076	13,611
Ball Corp. 6.875% 3/15/2028	30,745	32,004
Ball Corp. 3.125% 9/15/2031	20,755	17,305
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	7,083	7,267
CAN-PACK SA 3.875% 11/15/2029[8]	17,050	13,694
Celanese US Holdings, LLC 6.165% 7/15/2027	24,000	24,312
Celanese US Holdings, LLC 6.379% 7/15/2032	5,829	5,916
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[8]	9,025	9,190
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,278
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	58,860	57,858
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[8]	33,580	30,458
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[8]	25,000	24,331
CRH America, Inc. 5.125% 5/18/2045[8]	350	328
CVR Partners, LP 6.125% 6/15/2028[8]	10,360	9,364
Dow Chemical Co. 3.60% 11/15/2050	13,746	10,503
Element Solutions, Inc. 3.875% 9/1/2028[8]	21,085	18,629
First Quantum Minerals, Ltd. 7.50% 4/1/2025[8]	85,661	85,541
First Quantum Minerals, Ltd. 6.875% 3/1/2026[8]	66,409	65,266
First Quantum Minerals, Ltd. 6.875% 10/15/2027[8]	110,196	107,086
FXI Holdings, Inc. 7.875% 11/1/2024[8]	40,869	37,176
FXI Holdings, Inc. 12.25% 11/15/2026[8]	37,412	33,476
INEOS Finance PLC 6.75% 5/15/2028[8]	16,310	16,131
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[8]	3,375	2,878
Kaiser Aluminum Corp. 4.625% 3/1/2028[8]	20,295	17,941
LABL, Inc. 8.25% 11/1/2029[8]	14,070	12,241
LSB Industries, Inc. 6.25% 10/15/2028[8]	21,205	18,682
LYB International Finance III, LLC 2.25% 10/1/2030	2,924	2,420
LYB International Finance III, LLC 4.20% 5/1/2050	4,106	3,190
LYB International Finance III, LLC 3.625% 4/1/2051	32,992	23,445
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[8]	15,535	15,773
Methanex Corp. 5.125% 10/15/2027	90,975	86,999
Mineral Resources, Ltd. 8.50% 5/1/2030[8]	30,090	30,649
Nova Chemicals Corp. 4.25% 5/15/2029[8]	15,950	12,914
Novelis Corp. 4.75% 1/30/2030[8]	27,653	25,064
Novelis Corp. 3.875% 8/15/2031[8]	21,782	18,272
Nutrien, Ltd. 1.90% 5/13/2023	7,974	7,964
Praxair, Inc. 1.10% 8/10/2030	4,407	3,547
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[8]	54,585	49,199
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[8]	28,925	24,141
Scotts Miracle-Gro Co. 4.50% 10/15/2029	18,840	16,331
Scotts Miracle-Gro Co. 4.375% 2/1/2032	21,605	17,482
Sealed Air Corp. 4.00% 12/1/2027[8]	19,239	18,008
Sealed Air Corp. 6.125% 2/1/2028[8]	28,890	29,353
Sherwin-Williams Company 3.80% 8/15/2049	10,414	8,140
South32 Treasury, Ltd. 4.35% 4/14/2032[8]	2,793	2,513
SPCM SA 3.375% 3/15/2030[8]	3,990	3,306
Summit Materials, LLC 6.50% 3/15/2027[8]	9,760	9,741
Summit Materials, LLC 5.25% 1/15/2029[8]	12,425	11,825
Trivium Packaging BV 5.50% 8/15/2026[8]	6,997	6,799
Trivium Packaging BV 8.50% 8/15/2027[8]	5,615	5,429
Valvoline, Inc. 4.25% 2/15/2030[8]	11,680	11,462
Valvoline, Inc. 3.625% 6/15/2031[8]	14,104	11,740
The Income Fund of America — Page 27 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Venator Finance SARL 9.50% 7/1/2025[8]	USD 27,717	$17,323
Venator Finance SARL 5.75% 7/15/2025[8]	59,725	8,237
Venator Finance SARL, Term Loan, (3-month USD-LIBOR + 3.00%) 8.159% 8/8/2024[7,11]	3,233	2,047
Warrior Met Coal, Inc. 7.875% 12/1/2028[8]	40,810	41,297
Westlake Chemical Corp. 5.00% 8/15/2046	350	308
Westlake Chemical Corp. 4.375% 11/15/2047	300	241
		1,311,203
Utilities 0.95%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 4/23/2025[8]	5,800	5,791
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 6/22/2026[8]	200	200
AEP Transmission Co., LLC 3.65% 4/1/2050	250	200
AES Corp. 3.30% 7/15/2025[8]	17,950	17,072
American Electric Power Company, Inc. 4.30% 12/1/2028	3,300	3,252
American Water Cap Corp. 2.80% 5/1/2030	1,200	1,077
AmeriGas Partners, LP 5.50% 5/20/2025	6,850	6,661
Baltimore Gas & Electric 4.55% 6/1/2052	1,950	1,804
Calpine Corp. 5.125% 3/15/2028[8]	12,315	11,392
Calpine Corp. 3.75% 3/1/2031[8]	12,570	10,737
Colbun SA 3.95% 10/11/2027[8]	1,554	1,467
Comisión Federal de Electricidad 4.688% 5/15/2029[8]	14,525	13,165
Commonwealth Edison Co. 3.85% 3/15/2052	5,225	4,343
Consolidated Edison Company of New York, Inc. 3.60% 6/15/2061	8,390	6,446
Consumers Energy Co. 4.625% 5/15/2033	7,850	7,901
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024	2,550	2,481
Duke Energy Corp. 4.50% 8/15/2032	12,450	12,091
Duke Energy Corp. 3.50% 6/15/2051	4,500	3,344
Duke Energy Indiana, Inc. 4.90% 7/15/2043	14,785	14,443
Duke Energy Indiana, Inc. 3.25% 10/1/2049	3,100	2,294
Duke Energy Progress, Inc. 4.15% 12/1/2044	2,110	1,840
Edison International 3.55% 11/15/2024	20,475	19,923
Edison International 4.95% 4/15/2025	400	399
Edison International 5.75% 6/15/2027	6,745	6,929
Edison International 4.125% 3/15/2028	5,866	5,606
Edison International 6.95% 11/15/2029	1,650	1,794
EDP Finance BV 3.625% 7/15/2024[8]	10,175	9,962
Electricité de France SA 4.75% 10/13/2035[8]	8,250	7,545
Electricité de France SA 4.875% 9/21/2038[8]	1,750	1,588
Emera US Finance, LP 0.833% 6/15/2024	1,675	1,587
Emera US Finance, LP 2.639% 6/15/2031	2,100	1,708
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	36,024	34,445
Empresa Nacional de Electricidad SA 4.25% 4/15/2024	900	888
Enel Società per Azioni 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[8,10]	37,337	37,342
Entergy Corp. 2.80% 6/15/2030	6,650	5,850
Entergy Louisiana, LLC 4.20% 9/1/2048	5,125	4,476
Eversource Energy 3.80% 12/1/2023	4,095	4,052
FirstEnergy Corp. 1.60% 1/15/2026	989	910
FirstEnergy Corp. 3.50% 4/1/2028[8]	2,500	2,366
FirstEnergy Corp. 4.10% 5/15/2028[8]	1,325	1,288
FirstEnergy Corp. 2.65% 3/1/2030	2,500	2,162
FirstEnergy Corp. 2.25% 9/1/2030	900	744
FirstEnergy Corp. 3.40% 3/1/2050	15,250	10,704
FirstEnergy Corp., Series B, 4.15% 7/15/2027	49,187	47,905
The Income Fund of America — Page 28 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]	USD 10,750	$9,757
Georgia Power Co. 2.65% 9/15/2029	450	400
Georgia Power Co. 3.70% 1/30/2050	1,862	1,462
Gulf Power Co. 3.30% 5/30/2027	600	578
Interstate Power and Light Co. 3.25% 12/1/2024	3,250	3,162
Israel Electric Corp., Ltd. 8.10% 12/15/2096[8]	4,905	5,891
Jersey Central Power & Light Co. 2.75% 3/1/2032[8]	1,025	870
Mississippi Power Co. 3.95% 3/30/2028	6,437	6,230
Mississippi Power Co. 4.25% 3/15/2042	2,550	2,206
Monongahela Power Co. 3.55% 5/15/2027[8]	2,550	2,434
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	2,975	3,026
Northern States Power Co. 3.20% 4/1/2052	4,715	3,522
Pacific Gas and Electric Co. 4.25% 8/1/2023	10,400	10,364
Pacific Gas and Electric Co. 1.70% 11/15/2023	6,950	6,789
Pacific Gas and Electric Co. 3.85% 11/15/2023	8,710	8,615
Pacific Gas and Electric Co. 3.40% 8/15/2024	4,510	4,386
Pacific Gas and Electric Co. 3.50% 6/15/2025	1,498	1,431
Pacific Gas and Electric Co. 3.15% 1/1/2026	43,225	40,764
Pacific Gas and Electric Co. 2.95% 3/1/2026	22,350	20,860
Pacific Gas and Electric Co. 3.30% 3/15/2027	10,999	10,124
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,034	906
Pacific Gas and Electric Co. 3.30% 12/1/2027	28,000	25,465
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,415	6,600
Pacific Gas and Electric Co. 3.75% 7/1/2028	16,225	15,009
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,211	9,698
Pacific Gas and Electric Co. 4.55% 7/1/2030	64,037	59,561
Pacific Gas and Electric Co. 2.50% 2/1/2031	29,216	23,690
Pacific Gas and Electric Co. 3.25% 6/1/2031	5,850	4,954
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,375	5,459
Pacific Gas and Electric Co. 3.30% 8/1/2040	4,050	2,840
Pacific Gas and Electric Co. 3.75% 8/15/2042	17,045	12,176
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,080	3,319
PacifiCorp 3.30% 3/15/2051	1,150	862
PacifiCorp, First Mortgage Bonds, 4.125% 1/15/2049	11,000	9,506
PG&E Corp. 5.00% 7/1/2028	46,990	44,279
PG&E Corp. 5.25% 7/1/2030	49,330	45,513
Progress Energy, Inc. 7.00% 10/30/2031	4,000	4,502
Public Service Company of Colorado 5.25% 4/1/2053	1,568	1,615
Public Service Electric and Gas Co. 3.15% 1/1/2050	1,950	1,460
Southern California Edison Co. 1.10% 4/1/2024	5,000	4,804
Southern California Edison Co. 3.70% 8/1/2025	450	441
Southern California Edison Co. 4.70% 6/1/2027	1,259	1,269
Southern California Edison Co. 4.20% 3/1/2029	14,250	13,957
Southern California Edison Co. 2.85% 8/1/2029	8,900	8,073
Southern California Edison Co. 2.25% 6/1/2030	176	151
Southern California Edison Co. 2.75% 2/1/2032	5,656	4,886
Southern California Edison Co. 5.75% 4/1/2035	4,400	4,677
Southern California Edison Co. 5.35% 7/15/2035	17,725	17,966
Southern California Edison Co. 5.625% 2/1/2036	16,750	17,432
Southern California Edison Co. 5.55% 1/15/2037	3,556	3,688
Southern California Edison Co. 5.95% 2/1/2038	9,331	10,111
Southern California Edison Co. 4.50% 9/1/2040	19,690	17,784
Southern California Edison Co. 4.00% 4/1/2047	10,192	8,444
Southern California Edison Co. 4.125% 3/1/2048	3,150	2,682
The Income Fund of America — Page 29 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 3.65% 2/1/2050	USD 5,611	$4,376
Southern California Edison Co. 3.45% 2/1/2052	2,181	1,616
Southern California Edison Co., Series C, 3.60% 2/1/2045	11,875	9,121
Southern Co. 4.25% 7/1/2036	1,300	1,206
Southern Co. 4.40% 7/1/2046	2,100	1,849
Southwestern Electric Power Co. 1.65% 3/15/2026	5,075	4,654
Talen Energy Corp. 10.50% 1/15/2026[8,12]	10,925	3,537
Talen Energy Corp. 7.25% 5/15/2027[8]	84,119	87,906
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.506% 11/13/2023[7,11]	68,515	69,029
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 8.32% 7/8/2026[7,11]	29,286	29,945
Talen Energy Supply, LLC 7.625% 6/1/2028[8]	9,340	9,776
Talen Energy Supply, LLC 8.625% 6/1/2030[8]	11,294	11,294
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[8]	20,300	18,256
Virginia Electric and Power Co. 2.40% 3/30/2032	4,275	3,587
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	274
Xcel Energy, Inc. 1.75% 3/15/2027	2,850	2,570
Xcel Energy, Inc. 2.60% 12/1/2029	3,500	3,109
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,089
		1,139,018
Consumer staples 0.66%
7-Eleven, Inc. 0.80% 2/10/2024[8]	11,565	11,152
7-Eleven, Inc. 0.95% 2/10/2026[8]	4,700	4,251
7-Eleven, Inc. 1.30% 2/10/2028[8]	6,710	5,797
Albertsons Companies, Inc. 3.50% 3/15/2029[8]	10,585	9,390
Altria Group, Inc. 5.80% 2/14/2039	16,525	16,335
Altria Group, Inc. 3.40% 2/4/2041	8,500	6,020
Altria Group, Inc. 3.875% 9/16/2046	3,347	2,405
Altria Group, Inc. 5.95% 2/14/2049	2,407	2,275
Altria Group, Inc. 3.70% 2/4/2051	7,153	4,801
Anheuser-Busch InBev NV 4.00% 4/13/2028	8,025	7,957
Anheuser-Busch InBev NV 4.95% 1/15/2042	9,095	9,128
Anheuser-Busch InBev NV 4.60% 4/15/2048	700	672
Anheuser-Busch InBev NV 5.55% 1/23/2049	3,550	3,839
Anheuser-Busch InBev NV 4.50% 6/1/2050	3,400	3,217
B&G Foods, Inc. 5.25% 4/1/2025	13,940	13,186
B&G Foods, Inc. 5.25% 9/15/2027	21,515	18,873
British American Tobacco International Finance PLC 3.95% 6/15/2025[8]	13,039	12,767
British American Tobacco International Finance PLC 1.668% 3/25/2026	8,990	8,190
British American Tobacco PLC 3.222% 8/15/2024	8,000	7,785
British American Tobacco PLC 3.215% 9/6/2026	8,308	7,885
British American Tobacco PLC 3.557% 8/15/2027	1,479	1,385
British American Tobacco PLC 4.448% 3/16/2028	8,000	7,690
British American Tobacco PLC 2.259% 3/25/2028	9,610	8,349
British American Tobacco PLC 4.742% 3/16/2032	8,000	7,481
British American Tobacco PLC 4.39% 8/15/2037	2,324	1,898
British American Tobacco PLC 4.54% 8/15/2047	17,053	12,751
British American Tobacco PLC 4.758% 9/6/2049	3,446	2,638
British American Tobacco PLC 5.282% 4/2/2050	1,700	1,414
British American Tobacco PLC 3.984% 9/25/2050	6,534	4,488
Central Garden & Pet Co. 4.125% 10/15/2030	22,866	19,624
Central Garden & Pet Co. 4.125% 4/30/2031[8]	14,745	12,436
Conagra Brands, Inc. 1.375% 11/1/2027	2,000	1,726
Constellation Brands, Inc. 2.25% 8/1/2031	4,463	3,706
The Income Fund of America — Page 30 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coty, Inc. 5.00% 4/15/2026[8]	USD 2,000	$1,955
Coty, Inc. 4.75% 1/15/2029[8]	14,380	13,515
Darling Ingredients, Inc. 5.25% 4/15/2027[8]	19,295	18,936
Darling Ingredients, Inc. 6.00% 6/15/2030[8]	10,885	10,778
Energizer Holdings, Inc. 4.375% 3/31/2029[8]	14,640	12,815
Imperial Tobacco Finance PLC 6.125% 7/27/2027[8]	4,745	4,906
Ingles Markets, Inc. 4.00% 6/15/2031[8]	21,200	18,333
JBS USA Lux SA 2.50% 1/15/2027[8]	12,702	11,321
JBS USA Lux SA 3.00% 2/2/2029[8]	9,210	7,904
JBS USA Lux SA 5.50% 1/15/2030[8]	1,120	1,071
JBS USA Lux SA 3.625% 1/15/2032[8]	5,113	4,297
JBS USA Lux SA 3.00% 5/15/2032[8]	9,000	7,072
JBS USA Lux SA 5.75% 4/1/2033[8]	27,150	26,082
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[8]	26,587	24,631
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[8]	15,070	13,261
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[8]	33,025	30,279
Nestlé Holdings, Inc. 4.85% 3/14/2033[8]	22,000	23,070
Nestlé Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 8.909% 10/1/2026[7,11]	45,567	45,133
PepsiCo, Inc. 2.625% 10/21/2041	12,500	9,699
PepsiCo, Inc. 3.625% 3/19/2050	3,109	2,706
PepsiCo, Inc. 2.75% 10/21/2051	6,891	5,075
Performance Food Group, Inc. 5.50% 10/15/2027[8]	12,980	12,734
Performance Food Group, Inc. 4.25% 8/1/2029[8]	12,645	11,523
Philip Morris International, Inc. 4.875% 2/13/2026	23,413	23,547
Philip Morris International, Inc. 0.875% 5/1/2026	10,101	9,113
Philip Morris International, Inc. 5.125% 11/17/2027	6,947	7,118
Philip Morris International, Inc. 4.875% 2/15/2028	22,250	22,457
Philip Morris International, Inc. 5.625% 11/17/2029	3,350	3,501
Philip Morris International, Inc. 5.125% 2/15/2030	12,323	12,458
Philip Morris International, Inc. 1.75% 11/1/2030	9,986	8,070
Post Holdings, Inc. 5.625% 1/15/2028[8]	9,935	9,722
Post Holdings, Inc. 5.50% 12/15/2029[8]	20,825	19,826
Post Holdings, Inc. 4.625% 4/15/2030[8]	42,641	38,552
Prestige Brands International, Inc. 5.125% 1/15/2028[8]	8,162	7,927
Prestige Brands International, Inc. 3.75% 4/1/2031[8]	8,045	6,826
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,002
Reynolds American, Inc. 5.85% 8/15/2045	18,028	16,323
Simmons Foods, Inc. 4.625% 3/1/2029[8]	35,247	29,158
US Foods, Inc. 4.625% 6/1/2030[8]	12,455	11,402
		787,609
Real estate 0.59%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	930
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,213
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,086
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	7,073	5,356
American Tower Corp. 1.45% 9/15/2026	9,408	8,402
American Tower Corp. 3.55% 7/15/2027	2,525	2,398
American Tower Corp. 2.30% 9/15/2031	2,500	2,028
American Tower Corp. 2.95% 1/15/2051	5,000	3,227
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[8]	25,400	18,887
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[8]	20,205	14,423
Boston Properties, Inc. 6.75% 12/1/2027	25,000	25,479
Brookfield Property REIT, Inc. 5.75% 5/15/2026[8]	17,810	16,194
The Income Fund of America — Page 31 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Brookfield Property REIT, Inc. 4.50% 4/1/2027[8]	USD 7,860	$6,510
Corporate Office Properties, LP 2.75% 4/15/2031	9,064	6,897
Equinix, Inc. 1.45% 5/15/2026	15,835	14,312
Equinix, Inc. 3.40% 2/15/2052	828	589
Essex Portfolio, LP 3.875% 5/1/2024	5,900	5,819
Essex Portfolio, LP 3.50% 4/1/2025	1,920	1,851
Extra Space Storage, Inc. 2.35% 3/15/2032	2,199	1,752
GLP Capital, LP 3.35% 9/1/2024	2,526	2,447
Hospitality Properties Trust 4.35% 10/1/2024	4,560	4,359
Hospitality Properties Trust 4.50% 3/15/2025	9,825	9,148
Howard Hughes Corp. 5.375% 8/1/2028[8]	62,215	56,240
Howard Hughes Corp. 4.125% 2/1/2029[8]	35,555	29,937
Howard Hughes Corp. 4.375% 2/1/2031[8]	61,765	50,108
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,800	2,933
Iron Mountain, Inc. 4.875% 9/15/2027[8]	10,665	10,183
Iron Mountain, Inc. 5.25% 3/15/2028[8]	17,489	16,847
Iron Mountain, Inc. 5.00% 7/15/2028[8]	15,096	14,232
Iron Mountain, Inc. 4.875% 9/15/2029[8]	9,300	8,496
Iron Mountain, Inc. 5.25% 7/15/2030[8]	33,830	31,203
Iron Mountain, Inc. 4.50% 2/15/2031[8]	19,670	17,128
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	66,867	53,491
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	46,356	35,927
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	53,703	40,765
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[8]	4,494	4,230
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[8]	22,719	19,400
Medical Properties Trust, Inc. 5.00% 10/15/2027	6,300	5,285
Medical Properties Trust, Inc. 3.50% 3/15/2031	5,178	3,545
Park Intermediate Holdings, LLC 4.875% 5/15/2029[8]	14,600	12,642
Prologis, LP 4.75% 6/15/2033	6,040	6,056
Public Storage 1.85% 5/1/2028	8,037	7,152
Public Storage 1.95% 11/9/2028	8,107	7,129
Public Storage 2.30% 5/1/2031	6,742	5,734
RHP Hotel Properties, LP 4.50% 2/15/2029[8]	12,085	10,893
RLJ Lodging Trust, LP 4.00% 9/15/2029[8]	17,780	14,954
Scentre Group Trust 1 3.50% 2/12/2025[8]	5,455	5,294
Scentre Group Trust 1 3.25% 10/28/2025[8]	10,365	9,907
Scentre Group Trust 1 3.75% 3/23/2027[8]	3,000	2,849
Sun Communities Operating, LP 2.30% 11/1/2028	6,066	5,200
Sun Communities Operating, LP 2.70% 7/15/2031	2,191	1,772
VICI Properties, LP 3.50% 2/15/2025[8]	1,320	1,270
VICI Properties, LP 4.625% 6/15/2025[8]	11,545	11,226
VICI Properties, LP 4.25% 12/1/2026[8]	3,660	3,492
VICI Properties, LP 3.875% 2/15/2029[8]	14,460	13,007
VICI Properties, LP 4.625% 12/1/2029[8]	140	130
VICI Properties, LP 4.125% 8/15/2030[8]	14,885	13,291
WeWork Companies, LLC 5.00% 7/10/2025[8]	41,600	21,963
		711,218
Information technology 0.47%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 8.655% 6/13/2024[7,11]	26,954	25,747
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[7,11]	46,175	39,234
Analog Devices, Inc. 1.70% 10/1/2028	4,459	3,931
Analog Devices, Inc. 2.10% 10/1/2031	3,937	3,352
Analog Devices, Inc. 2.80% 10/1/2041	4,586	3,527
The Income Fund of America — Page 32 of 54

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Analog Devices, Inc. 2.95% 10/1/2051	USD 5,668	$4,124
Apple, Inc. 1.20% 2/8/2028	17,000	15,041
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 10.525% 2/27/2026[7,11]	3,100	3,007
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[8]	17,037	15,491
Broadcom Corp. 3.875% 1/15/2027	6,974	6,779
Broadcom, Inc. 3.15% 11/15/2025	954	916
Broadcom, Inc. 4.00% 4/15/2029[8]	1,610	1,517
Broadcom, Inc. 4.15% 4/15/2032[8]	5,623	5,138
Broadcom, Inc. 2.60% 2/15/2033[8]	4,117	3,251
Broadcom, Inc. 3.419% 4/15/2033[8]	3,146	2,649
Broadcom, Inc. 3.469% 4/15/2034[8]	31,948	26,408
Broadcom, Inc. 3.187% 11/15/2036[8]	1,250	952
Cloud Software Group, Inc. 9.00% 9/30/2029[8]	17,200	14,796
CommScope Finance, LLC 6.00% 3/1/2026[8]	37,400	35,775
CommScope Finance, LLC 8.25% 3/1/2027[8]	28,806	22,300
CommScope Technologies, LLC 6.00% 6/15/2025[8]	1,635	1,539
CommScope Technologies, LLC 5.00% 3/15/2027[8]	13,150	9,102
CommScope, Inc. 7.125% 7/1/2028[8]	15,469	11,116
Diebold Nixdorf, Inc. 9.375% 7/15/2025[8]	88,594	39,391
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[8,9]	61,649	11,107
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.75% 6/5/2023[2,7,11]	11,969	11,969
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[7,11]	96,372	46,580
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.629% 7/15/2025[7,11]	36,606	39,351
Entegris Escrow Corp. 4.75% 4/15/2029[8]	9,145	8,516
Entegris, Inc. 3.625% 5/1/2029[8]	30,000	25,726
Fair Isaac Corp. 4.00% 6/15/2028[8]	22,105	20,625
Gartner, Inc. 4.50% 7/1/2028[8]	17,125	16,123
Gartner, Inc. 3.625% 6/15/2029[8]	6,543	5,800
Gartner, Inc. 3.75% 10/1/2030[8]	5,300	4,634
Microsoft Corp. 2.875% 2/6/2024	6,865	6,761
Microsoft Corp. 2.921% 3/17/2052	6,000	4,604
NCR Corp. 5.125% 4/15/2029[8]	14,700	12,732
Oracle Corp. 5.55% 2/6/2053	7,500	7,215
Rocket Software, Inc. 6.50% 2/15/2029[8]	13,500	11,219
Simon Property Group, LP 3.50% 9/1/2025	3,750	3,624
Simon Property Group, LP 2.65% 7/15/2030	4,100	3,527
Synaptics, Inc. 4.00% 6/15/2029[8]	3,700	3,130
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[7,11]	19,930	18,635
Unisys Corp. 6.875% 11/1/2027[8]	3,200	2,134
VeriSign, Inc. 2.70% 6/15/2031	3,020	2,574
Viavi Solutions, Inc. 3.75% 10/1/2029[8]	4,675	3,909
		565,578
Total corporate bonds, notes & loans		18,989,680
Mortgage-backed obligations 4.09% Federal agency mortgage-backed obligations 3.77%
Fannie Mae Pool #995265 5.50% 1/1/2024[13]	1	1
Fannie Mae Pool #932119 4.50% 11/1/2024[13]	60	60
Fannie Mae Pool #AD3149 4.50% 4/1/2025[13]	26	26
Fannie Mae Pool #AD6392 4.50% 5/1/2025[13]	53	53
Fannie Mae Pool #AD5692 4.50% 5/1/2025[13]	30	30
Fannie Mae Pool #AD6119 4.50% 6/1/2025[13]	29	29
Fannie Mae Pool #AD8191 4.00% 9/1/2025[13]	42	42
The Income Fund of America — Page 33 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI6180 4.00% 7/1/2026[13]	USD 30	$30
Fannie Mae Pool #AL2940 3.50% 11/1/2027[13]	125	122
Fannie Mae Pool #AL8347 4.00% 3/1/2029[13]	123	122
Fannie Mae Pool #FM8013 5.50% 4/1/2031[13]	333	336
Fannie Mae Pool #BM1231 3.50% 11/1/2031[13]	120	118
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[13]	151	144
Fannie Mae Pool #254767 5.50% 6/1/2033[13]	99	102
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[13]	140	138
Fannie Mae Pool #MA3541 4.00% 12/1/2033[13]	132	130
Fannie Mae Pool #BN1085 4.00% 1/1/2034[13]	8	8
Fannie Mae Pool #MA3611 4.00% 3/1/2034[13]	57	57
Fannie Mae Pool #735228 5.50% 2/1/2035[13]	86	89
Fannie Mae Pool #878099 6.00% 4/1/2036[13]	122	128
Fannie Mae Pool #880426 6.00% 4/1/2036[13]	56	57
Fannie Mae Pool #256308 6.00% 7/1/2036[13]	132	138
Fannie Mae Pool #888795 5.50% 11/1/2036[13]	583	604
Fannie Mae Pool #AS8554 3.00% 12/1/2036[13]	10,832	10,171
Fannie Mae Pool #BE4703 3.00% 12/1/2036[13]	545	511
Fannie Mae Pool #936999 6.00% 7/1/2037[13]	334	344
Fannie Mae Pool #945832 6.50% 8/1/2037[13]	66	69
Fannie Mae Pool #888637 6.00% 9/1/2037[13]	894	933
Fannie Mae Pool #950991 6.00% 10/1/2037[13]	245	252
Fannie Mae Pool #995674 6.00% 5/1/2038[13]	498	520
Fannie Mae Pool #929964 6.00% 9/1/2038[13]	286	298
Fannie Mae Pool #AE0967 3.50% 6/1/2039[13]	82	79
Fannie Mae Pool #AC0479 6.00% 9/1/2039[13]	238	246
Fannie Mae Pool #AE0443 6.50% 10/1/2039[13]	106	112
Fannie Mae Pool #932274 4.50% 12/1/2039[13]	4,522	4,527
Fannie Mae Pool #AD4927 5.00% 6/1/2040[13]	1,306	1,331
Fannie Mae Pool #AE4483 4.00% 9/1/2040[13]	1,165	1,141
Fannie Mae Pool #AE8073 4.00% 12/1/2040[13]	101	99
Fannie Mae Pool #AE0828 3.50% 2/1/2041[13]	34	32
Fannie Mae Pool #AB2470 4.50% 3/1/2041[13]	15	15
Fannie Mae Pool #AI3422 5.00% 5/1/2041[13]	53	54
Fannie Mae Pool #AI4836 5.00% 6/1/2041[13]	47	48
Fannie Mae Pool #MA4387 2.00% 7/1/2041[13]	12,057	10,407
Fannie Mae Pool #AI5571 5.00% 7/1/2041[13]	39	40
Fannie Mae Pool #AI8482 5.00% 8/1/2041[13]	51	52
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[13]	37	36
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[13]	105	103
Fannie Mae Pool #AB4050 4.00% 12/1/2041[13]	198	195
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[13]	120	117
Fannie Mae Pool #FS0305 1.50% 1/1/2042[13]	40,009	32,996
Fannie Mae Pool #890407 4.00% 2/1/2042[13]	271	266
Fannie Mae Pool #AL2745 4.00% 3/1/2042[13]	819	803
Fannie Mae Pool #AB5377 3.50% 6/1/2042[13]	12,184	11,633
Fannie Mae Pool #AO9140 3.50% 7/1/2042[13]	4,010	3,828
Fannie Mae Pool #AU3742 3.50% 8/1/2043[13]	7,816	7,459
Fannie Mae Pool #AU8813 4.00% 11/1/2043[13]	1,541	1,521
Fannie Mae Pool #AU9348 4.00% 11/1/2043[13]	1,056	1,042
Fannie Mae Pool #AU9350 4.00% 11/1/2043[13]	897	878
Fannie Mae Pool #FM9416 3.50% 7/1/2045[13]	83,999	79,395
Fannie Mae Pool #AL8354 3.50% 10/1/2045[13]	4,358	4,130
Fannie Mae Pool #BC0157 3.50% 1/1/2046[13]	20,346	19,223
The Income Fund of America — Page 34 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL8522 3.50% 5/1/2046[13]	USD 9,452	$8,954
Fannie Mae Pool #AS8310 3.00% 11/1/2046[13]	1,551	1,431
Fannie Mae Pool #BM1179 3.00% 4/1/2047[13]	1,838	1,694
Fannie Mae Pool #947661 6.50% 10/1/2047[13]	33	33
Fannie Mae Pool #947554 7.00% 10/1/2047[13]	135	144
Fannie Mae Pool #920015 7.00% 10/1/2047[13]	34	37
Fannie Mae Pool #CA0770 3.50% 11/1/2047[13]	303	287
Fannie Mae Pool #257036 7.00% 11/1/2047[13]	9	10
Fannie Mae Pool #CA0854 3.50% 12/1/2047[13]	5,942	5,610
Fannie Mae Pool #BM4413 4.50% 12/1/2047[13]	3,362	3,346
Fannie Mae Pool #FM7341 4.00% 3/1/2048[13]	29	28
Fannie Mae Pool #CA1542 4.00% 4/1/2048[13]	5,358	5,212
Fannie Mae Pool #BF0293 3.00% 7/1/2048[13]	8,811	8,015
Fannie Mae Pool #BF0318 3.50% 8/1/2048[13]	7,277	6,853
Fannie Mae Pool #FM1784 4.00% 9/1/2048[13]	7,490	7,276
Fannie Mae Pool #CA3184 4.00% 3/1/2049[13]	9,866	9,596
Fannie Mae Pool #FM3280 3.50% 5/1/2049[13]	21,941	20,751
Fannie Mae Pool #CA3807 3.00% 7/1/2049[13]	1,774	1,625
Fannie Mae Pool #CA3806 3.00% 7/1/2049[13]	1,177	1,080
Fannie Mae Pool #CA3814 3.50% 7/1/2049[13]	32,092	30,469
Fannie Mae Pool #CA3976 4.00% 8/1/2049[13]	55,606	53,902
Fannie Mae Pool #FM1668 4.00% 8/1/2049[13]	5,583	5,406
Fannie Mae Pool #CA4112 3.50% 9/1/2049[13]	36,021	34,198
Fannie Mae Pool #FM1589 3.50% 9/1/2049[13]	3,147	2,955
Fannie Mae Pool #CA4432 4.00% 10/1/2049[13]	6,270	6,068
Fannie Mae Pool #FM1954 3.50% 11/1/2049[13]	4,907	4,608
Fannie Mae Pool #CA4756 3.00% 12/1/2049[13]	21,937	19,984
Fannie Mae Pool #CA4802 3.50% 12/1/2049[13]	27,189	25,755
Fannie Mae Pool #CA4804 3.50% 12/1/2049[13]	23,714	22,386
Fannie Mae Pool #FM2092 3.50% 12/1/2049[13]	13,438	12,686
Fannie Mae Pool #CA5968 2.50% 6/1/2050[13]	17,901	15,705
Fannie Mae Pool #CA6593 2.50% 8/1/2050[13]	789	692
Fannie Mae Pool #MA4119 2.00% 9/1/2050[13]	74,890	62,601
Fannie Mae Pool #CA7028 2.50% 9/1/2050[13]	2,708	2,375
Fannie Mae Pool #MA4158 2.00% 10/1/2050[13]	50,909	42,586
Fannie Mae Pool #CA7599 2.50% 11/1/2050[13]	48,037	42,186
Fannie Mae Pool #FM4897 3.00% 11/1/2050[13]	30,819	28,351
Fannie Mae Pool #MA4208 2.00% 12/1/2050[13]	47,444	39,646
Fannie Mae Pool #CA8046 3.00% 12/1/2050[13]	9,161	8,416
Fannie Mae Pool #CA8285 3.00% 12/1/2050[13]	2,959	2,712
Fannie Mae Pool #CA8480 2.50% 1/1/2051[13]	72,205	63,632
Fannie Mae Pool #CA8828 2.50% 2/1/2051[13]	43,604	38,296
Fannie Mae Pool #CA9302 3.00% 2/1/2051[13]	42,570	39,057
Fannie Mae Pool #CA8969 3.00% 2/1/2051[13]	3,895	3,529
Fannie Mae Pool #CA8968 3.00% 2/1/2051[13]	767	693
Fannie Mae Pool #CB0290 2.00% 4/1/2051[13]	15,437	12,894
Fannie Mae Pool #MA4325 2.00% 5/1/2051[13]	193,364	161,468
Fannie Mae Pool #CB0449 2.00% 5/1/2051[13]	137,743	114,790
Fannie Mae Pool #FM7873 2.00% 7/1/2051[13]	12,930	10,794
Fannie Mae Pool #CB1304 3.00% 8/1/2051[13]	1,358	1,235
Fannie Mae Pool #FM8676 3.00% 9/1/2051[13]	9,790	8,814
Fannie Mae Pool #CB2099 3.00% 11/1/2051[13]	2,336	2,102
Fannie Mae Pool #CB2319 2.50% 12/1/2051[13]	4,799	4,196
Fannie Mae Pool #CB2375 2.50% 12/1/2051[13]	4,715	4,115
The Income Fund of America — Page 35 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2372 2.50% 12/1/2051[13]	USD 2,309	$2,018
Fannie Mae Pool #BT9483 2.50% 12/1/2051[13]	2,307	2,017
Fannie Mae Pool #BT9510 2.50% 12/1/2051[13]	1,849	1,618
Fannie Mae Pool #CB2286 2.50% 12/1/2051[13]	1,073	938
Fannie Mae Pool #BV3080 2.00% 2/1/2052[13]	58,274	48,608
Fannie Mae Pool #BV3076 2.00% 2/1/2052[13]	41,240	34,395
Fannie Mae Pool #CB2765 2.00% 2/1/2052[13]	31,071	26,110
Fannie Mae Pool #FS0647 3.00% 2/1/2052[13]	67,078	61,438
Fannie Mae Pool #FS1194 3.00% 2/1/2052[13]	12,986	11,893
Fannie Mae Pool #BV1089 4.00% 2/1/2052[13]	44	42
Fannie Mae Pool #CB3177 3.50% 3/1/2052[13]	52,919	49,245
Fannie Mae Pool #CB3417 3.50% 4/1/2052[13]	24,722	22,990
Fannie Mae Pool #BX0506 4.00% 10/1/2052[13]	782	748
Fannie Mae Pool #CB5404 4.00% 1/1/2053[13]	782	748
Fannie Mae Pool #BF0167 3.00% 2/1/2057[13]	850	767
Fannie Mae Pool #BF0145 3.50% 3/1/2057[13]	15,206	14,224
Fannie Mae Pool #BF0264 3.50% 5/1/2058[13]	12,886	11,990
Fannie Mae Pool #BF0332 3.00% 1/1/2059[13]	67,115	60,543
Fannie Mae Pool #BM6736 4.50% 11/1/2059[13]	22,189	21,832
Fannie Mae Pool #BF0497 3.00% 7/1/2060[13]	15,437	13,468
Fannie Mae Pool #BF0548 3.00% 7/1/2061[13]	5,756	5,098
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[7,13]	— [3]	— [3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[7,13]	— [3]	— [3]
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[13]	154	164
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[13]	318	331
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[13]	89	91
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[13]	84	91
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[13]	104	107
Fannie Mae, Series 2002-W1, Class 2A, 4.841% 2/25/2042[7,13]	219	215
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 10/25/2023[7,13]	2,607	2,580
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 12/25/2023[7,13]	2,617	2,581
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[7,13]	1,563	1,538
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[7,13]	4,092	3,993
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.553% 12/25/2026[7,13]	12,568	11,765
Freddie Mac Pool #J38387 3.00% 1/1/2033[13]	30	29
Freddie Mac Pool #G04805 4.50% 12/1/2035[13]	2,450	2,457
Freddie Mac Pool #K93766 3.00% 12/1/2036[13]	421	396
Freddie Mac Pool #K93772 3.00% 12/1/2036[13]	352	331
Freddie Mac Pool #G04553 6.50% 9/1/2038[13]	244	257
Freddie Mac Pool #G08353 4.50% 7/1/2039[13]	201	202
Freddie Mac Pool #A87892 5.00% 8/1/2039[13]	498	509
Freddie Mac Pool #A87873 5.00% 8/1/2039[13]	214	217
Freddie Mac Pool #G05937 4.50% 8/1/2040[13]	4,708	4,733
Freddie Mac Pool #A96488 5.00% 1/1/2041[13]	14	14
Freddie Mac Pool #Q01746 4.50% 7/1/2041[13]	145	145
Freddie Mac Pool #Q02676 4.50% 8/1/2041[13]	303	301
Freddie Mac Pool #Q02849 4.50% 8/1/2041[13]	264	263
Freddie Mac Pool #G07189 4.50% 3/1/2042[13]	435	437
Freddie Mac Pool #G07221 4.50% 6/1/2042[13]	787	791
Freddie Mac Pool #Q23190 4.00% 11/1/2043[13]	1,341	1,314
Freddie Mac Pool #Q23185 4.00% 11/1/2043[13]	1,103	1,090
Freddie Mac Pool #Z40130 3.00% 1/1/2046[13]	5,239	4,796
Freddie Mac Pool #G60559 4.00% 4/1/2046[13]	5,948	5,806
Freddie Mac Pool #Q41090 4.50% 6/1/2046[13]	551	550
The Income Fund of America — Page 36 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q41909 4.50% 7/1/2046[13]	USD 1,277	$1,273
Freddie Mac Pool #V82662 4.00% 10/1/2046[13]	4,331	4,228
Freddie Mac Pool #Q44400 4.00% 11/1/2046[13]	4,100	4,001
Freddie Mac Pool #G61733 3.00% 12/1/2047[13]	6,603	6,063
Freddie Mac Pool #G61628 3.50% 9/1/2048[13]	663	626
Freddie Mac Pool #SD0045 4.50% 11/1/2048[13]	17,409	17,326
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[13]	8	7
Freddie Mac Pool #Q63663 3.00% 5/1/2049[13]	5,077	4,621
Freddie Mac Pool #SD7503 3.50% 8/1/2049[13]	3,576	3,378
Freddie Mac Pool #SD7508 3.50% 10/1/2049[13]	14,309	13,503
Freddie Mac Pool #RA1744 4.00% 11/1/2049[13]	24,406	23,633
Freddie Mac Pool #QA5125 3.50% 12/1/2049[13]	19,390	18,367
Freddie Mac Pool #RA2596 2.50% 5/1/2050[13]	15,103	13,215
Freddie Mac Pool #SD7525 2.50% 10/1/2050[13]	15,237	13,381
Freddie Mac Pool #SD8106 2.00% 11/1/2050[13]	53,384	44,610
Freddie Mac Pool #SD7528 2.00% 11/1/2050[13]	22,141	18,669
Freddie Mac Pool #RA5287 2.00% 5/1/2051[13]	20,632	17,255
Freddie Mac Pool #RA5288 2.00% 5/1/2051[13]	11,513	9,629
Freddie Mac Pool #SD7544 3.00% 7/1/2051[13]	5,642	5,143
Freddie Mac Pool #QC6749 3.00% 7/1/2051[13]	4,036	3,653
Freddie Mac Pool #QC4360 3.00% 7/1/2051[13]	2,966	2,674
Freddie Mac Pool #QC4415 3.00% 7/1/2051[13]	496	447
Freddie Mac Pool #QC3826 3.00% 7/1/2051[13]	137	123
Freddie Mac Pool #QC5996 3.00% 8/1/2051[13]	142	128
Freddie Mac Pool #SD7545 2.50% 9/1/2051[13]	4,151	3,645
Freddie Mac Pool #RA5782 2.50% 9/1/2051[13]	634	553
Freddie Mac Pool #RA5971 3.00% 9/1/2051[13]	27,940	25,384
Freddie Mac Pool #QC6456 3.00% 9/1/2051[13]	4,654	4,192
Freddie Mac Pool #QC7504 3.00% 9/1/2051[13]	153	138
Freddie Mac Pool #SD0734 3.00% 10/1/2051[13]	1,675	1,522
Freddie Mac Pool #RA6483 2.50% 12/1/2051[13]	4,084	3,564
Freddie Mac Pool #SD7552 2.50% 1/1/2052[13]	13,873	12,124
Freddie Mac Pool #SD7551 3.00% 1/1/2052[13]	64,307	58,422
Freddie Mac Pool #SD0813 3.00% 1/1/2052[13]	3,788	3,439
Freddie Mac Pool #SD0803 3.00% 1/1/2052[13]	416	374
Freddie Mac Pool #QD7089 3.50% 2/1/2052[13]	7,225	6,727
Freddie Mac Pool #SD7553 3.00% 3/1/2052[13]	6,245	5,683
Freddie Mac Pool #SD7554 2.50% 4/1/2052[13]	29,817	26,100
Freddie Mac Pool #QD9278 3.50% 4/1/2052[13]	4,631	4,313
Freddie Mac Pool #SD8214 3.50% 5/1/2052[13]	774	720
Freddie Mac Pool #QE3580 3.50% 6/1/2052[13]	6,950	6,463
Freddie Mac Pool #QE5462 4.00% 7/1/2052[13]	24,441	23,389
Freddie Mac Pool #SD7556 3.00% 8/1/2052[13]	55,124	49,935
Freddie Mac Pool #SD2067 4.00% 8/1/2052[13]	37,742	36,107
Freddie Mac Pool #QE8467 4.00% 8/1/2052[13]	34,389	32,903
Freddie Mac Pool #RA7938 5.00% 9/1/2052[13]	2,908	2,898
Freddie Mac Pool #QF1862 4.00% 10/1/2052[13]	14,998	14,345
Freddie Mac Pool #SD8282 6.50% 1/1/2053[13]	38,829	40,097
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[13]	337	351
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[13]	256	267
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[13]	134	140
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[13]	15,340	14,872
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[7,13]	20,495	20,067
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[13]	16,464	15,911
The Income Fund of America — Page 37 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[13]	USD 13,402	$13,159
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[13]	9,145	8,870
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[7,13]	5,898	5,799
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[13]	11,055	10,732
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[13]	7,695	7,416
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/2028[13]	4,164	4,128
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[13]	35,930	31,126
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,13]	2,172	2,051
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[13]	316	297
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,13]	2,210	2,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[13]	3,323	3,133
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,13]	3,278	3,093
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,13]	574	534
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[13]	468	440
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[13]	1,006	987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[13]	6,530	6,248
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[13]	4,744	4,465
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[13]	2,374	2,275
Government National Mortgage Assn. 2.00% 5/1/2053[13,14]	64,175	54,961
Government National Mortgage Assn. 2.50% 5/1/2053[13,14]	25,441	22,480
Government National Mortgage Assn. 3.00% 5/1/2053[13,14]	90,000	82,132
Government National Mortgage Assn. 4.00% 5/1/2053[13,14]	7,524	7,234
Government National Mortgage Assn. 4.50% 5/1/2053[13,14]	75,466	74,045
Government National Mortgage Assn. 4.50% 6/1/2053[13,14]	16,500	16,200
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[13]	329	328
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[13]	5,088	4,919
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[13]	1,223	1,183
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[13]	3,991	3,878
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[13]	25	24
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[13]	4,754	3,751
Uniform Mortgage-Backed Security 2.00% 5/1/2053[13,14]	234,852	195,409
Uniform Mortgage-Backed Security 2.50% 5/1/2053[13,14]	244,505	211,731
Uniform Mortgage-Backed Security 3.00% 5/1/2053[13,14]	42,505	38,181
Uniform Mortgage-Backed Security 3.50% 5/1/2053[13,14]	50,976	47,368
Uniform Mortgage-Backed Security 4.00% 5/1/2053[13,14]	111,719	106,796
Uniform Mortgage-Backed Security 4.50% 5/1/2053[13,14]	67,557	66,045
Uniform Mortgage-Backed Security 5.00% 5/1/2053[13,14]	28,325	28,165
Uniform Mortgage-Backed Security 5.50% 5/1/2053[13,14]	16,345	16,480
Uniform Mortgage-Backed Security 6.00% 5/1/2053[13,14]	154	157
Uniform Mortgage-Backed Security 2.00% 6/1/2053[13,14]	274,329	228,556
Uniform Mortgage-Backed Security 2.50% 6/1/2053[13,14]	416,500	361,192
Uniform Mortgage-Backed Security 3.00% 6/1/2053[13,14]	59,600	53,603
Uniform Mortgage-Backed Security 3.50% 6/1/2053[13,14]	66,729	62,068
Uniform Mortgage-Backed Security 4.00% 6/1/2053[13,14]	126,110	120,671
Uniform Mortgage-Backed Security 4.50% 6/1/2053[13,14]	68,600	67,097
Uniform Mortgage-Backed Security 5.00% 6/1/2053[13,14]	174,505	173,544
Uniform Mortgage-Backed Security 5.50% 6/1/2053[13,14]	28,000	28,227
Uniform Mortgage-Backed Security 6.00% 6/1/2053[13,14]	42,832	43,617
Uniform Mortgage-Backed Security 6.50% 6/1/2053[13,14]	1,932	1,992
		4,517,063
The Income Fund of America — Page 38 of 54

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.21%	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[13]	USD 1,810	$1,725
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[13]	240	225
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[13]	480	454
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[13]	301	283
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[7,13]	5,772	5,603
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[13]	2,403	2,135
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[13]	3,772	3,225
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[13]	5,996	5,723
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[13]	3,146	2,639
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[7,13]	1,844	1,787
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.537% 9/15/2034[7,8,13]	9,923	9,551
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.648% 9/15/2036[7,8,13]	7,624	7,367
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.898% 9/15/2036[7,8,13]	220	211
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.847% 10/15/2036[7,8,13]	11,621	11,235
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.245% 10/15/2036[7,8,13]	9,946	9,542
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.381% 4/15/2037[7,8,13]	9,915	9,792
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.618% 6/15/2038[7,8,13]	11,240	10,888
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.818% 6/15/2038[7,8,13]	1,979	1,902
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.048% 6/15/2038[7,8,13]	1,786	1,705
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.798% 11/15/2038[7,8,13]	10,508	10,232
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.88% 2/15/2039[7,8,13]	9,667	9,407
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[13]	1,440	1,374
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[13]	350	325
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[13]	550	537
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[7,13]	450	400
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[13]	400	373
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.028% 7/15/2038[7,8,13]	4,406	4,299
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.328% 7/15/2038[7,8,13]	4,021	3,907
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.648% 7/15/2038[7,8,13]	4,200	4,061
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.198% 7/15/2038[7,8,13]	1,842	1,773
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.621% 8/15/2024[7,8,13]	2,633	2,616
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.314% 8/15/2024[7,8,13]	879	871
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.496% 8/15/2024[7,8,13]	2,032	1,991
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 8.148% 8/15/2024[7,8,13]	1,362	1,345
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[13]	940	871
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[13]	240	228
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[13]	6,571	5,556
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[13]	7,735	7,580
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[13]	1,510	1,427
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[13]	560	524
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[8,13]	3,928	3,263
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[8,13]	1,735	1,413
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[7,8,13]	1,569	1,234
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[8,13]	4,858	3,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[7,13]	4,810	4,565
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.348% 10/15/2038[7,8,13]	1,989	1,928
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[8,13]	15,628	13,549
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.749% 4/15/2026[7,8,13]	6,365	6,222
The Income Fund of America — Page 39 of 54

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[13]	USD 4,811	$4,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[13]	960	918
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[13]	2,795	2,649
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[7,13]	3,230	3,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[13]	580	551
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[13]	1,000	944
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[8,13]	5,645	4,606
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.679% 11/15/2038[7,8,13]	9,616	9,295
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.89% 1/15/2039[7,8,13]	19,555	19,031
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[13]	5,605	5,398
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[13]	185	172
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[13]	6,015	5,725
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[13]	2,405	2,147
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[13]	150	141
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[13]	480	454
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.679% 11/15/2027[7,8,13]	13,994	13,996
		255,546
Collateralized mortgage-backed obligations (privately originated) 0.11%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,13]	3,013	2,481
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[8,13]	374	346
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,8,13]	2,086	1,907
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,13]	1,311	1,247
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[8,10,13]	6,198	5,614
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[7,8,13]	1,083	1,052
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,8,13]	467	428
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[7,8,13]	2,762	2,358
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.565% 10/25/2041[7,8,13]	215	214
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[13]	1,712	1,015
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.58% 6/25/2047[7,13]	967	815
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[8,13]	10,711	9,676
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[13]	288	280
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[8,13]	5,641	6,100
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[8,13]	6,153	6,423
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[8,13]	1,894	1,973
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[8,13]	2,133	2,125
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[7,8,13]	6,785	5,607
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[7,8,13]	6,334	5,234
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,8,13]	6,582	5,440
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[7,8,13]	2,871	2,373
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,8,13]	7,276	6,013
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.965% 9/25/2042[7,8,13]	2,006	2,021
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[8,13]	6,227	5,554
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[7,8,13]	1,267	1,047
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.353% 5/25/2036[7,13]	1,333	1,144
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[7,8,13]	597	541
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[7,8,13]	1,097	1,039
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.87% 11/25/2055[7,8,13]	6,060	5,979
The Income Fund of America — Page 40 of 54

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[7,8,13]	USD 5,487	$4,535
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[8,13]	2,734	2,535
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,8,13]	175	166
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.848% 5/25/2036[7,13]	1,130	732
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[8,13]	7,625	7,190
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[2,8]	10,004	8,849
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[8,10,13]	2,173	2,176
VM Fund I, LLC 8.625% 1/15/2028[2,8]	16,924	16,670
		128,899
Total mortgage-backed obligations		4,901,508
U.S. Treasury bonds & notes 2.71% U.S. Treasury 2.41%
U.S. Treasury 6.25% 8/15/2023	7,100	7,135
U.S. Treasury 0.125% 8/31/2023	1,890	1,860
U.S. Treasury 3.25% 8/31/2024	135,693	133,498
U.S. Treasury 4.25% 12/31/2024	250,000	249,885
U.S. Treasury 3.875% 3/31/2025	11,648	11,600
U.S. Treasury 4.00% 2/15/2026	217,979	219,225
U.S. Treasury 3.75% 4/15/2026	1,042	1,042
U.S. Treasury 0.875% 9/30/2026	5,558	5,065
U.S. Treasury 1.125% 10/31/2026	1,963	1,800
U.S. Treasury 1.625% 11/30/2026	20,000	18,656
U.S. Treasury 2.75% 4/30/2027	1,000	968
U.S. Treasury 0.50% 8/31/2027	10,000	8,775
U.S. Treasury 3.875% 12/31/2027	245,000	248,472
U.S. Treasury 3.625% 3/31/2028	444,125	446,363
U.S. Treasury 4.00% 2/28/2030	153,328	158,010
U.S. Treasury 1.625% 5/15/2031	31,156	27,307
U.S. Treasury 4.125% 11/15/2032	238,060	251,286
U.S. Treasury 3.50% 2/15/2033	299,422	301,200
U.S. Treasury 1.375% 11/15/2040[15]	74,316	51,443
U.S. Treasury 1.75% 8/15/2041	17,045	12,408
U.S. Treasury 2.00% 11/15/2041	11,924	9,033
U.S. Treasury 2.375% 2/15/2042[15]	47,717	38,532
U.S. Treasury 3.875% 2/15/2043	29,982	30,305
U.S. Treasury 2.875% 11/15/2046	27,970	23,895
U.S. Treasury 2.875% 5/15/2049	25,000	21,435
U.S. Treasury 2.00% 2/15/2050	20,000	14,198
U.S. Treasury 2.375% 5/15/2051	2,224	1,710
U.S. Treasury 2.00% 8/15/2051	1,710	1,204
U.S. Treasury 4.00% 11/15/2052[15]	504,982	536,227
U.S. Treasury 3.625% 2/15/2053	51,500	51,065
		2,883,602
U.S. Treasury inflation-protected securities 0.30%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[16]	44,447	43,157
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]	46,739	45,506
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]	6,260	6,050
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[16]	70,967	67,997
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[16]	33,022	31,632
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[16]	30,969	31,471
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[16]	71,473	69,971
The Income Fund of America — Page 41 of 54

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[16]	USD 4,998	$4,720
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[16]	44,167	40,617
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[16]	23,874	23,840
		364,961
Total U.S. Treasury bonds & notes		3,248,563
Asset-backed obligations 1.20%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[8,13]	1,069	1,029
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.89% 7/25/2036[7,8,13]	11,606	11,614
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[7,8,13]	7,218	7,166
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[7,8,13]	6,197	6,091
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[8,13]	1,208	1,201
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[8,13]	982	967
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[8,13]	1,201	1,149
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[8,13]	5,737	5,605
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[8,13]	2,531	2,367
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.328% 4/15/2026[7,13]	20,000	20,002
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[13]	27,949	27,541
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[13]	8,143	8,164
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[13]	3,042	2,872
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[13]	3,382	3,105
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[13]	7,972	7,216
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[7,8,13]	7,366	7,316
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[8,13]	1,392	1,387
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[8,13]	9,400	9,293
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[8,13]	3,125	2,968
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[8,13]	8,500	7,501
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[8,13]	5,663	5,221
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[8,13]	1,453	1,356
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[8,13]	4,605	4,330
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[8,13]	29,959	26,834
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[8,13]	1,699	1,499
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[8,13]	551	482
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[8,13]	5,000	4,215
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[13]	14,798	15,012
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[7,8,13]	14,211	14,099
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[8,13]	748	700
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[8,13]	7,858	6,907
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[8,13]	1,354	1,134
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[13]	450	449
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[13]	8,812	8,821
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[13]	313	289
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[13]	307	281
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[13]	1,101	1,058
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[13]	1,948	1,801
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[8,13]	11,941	10,629
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[8,13]	7,294	6,336
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[8,13]	14,185	11,873
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[8,13]	1,940	1,770
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[7,8,13]	19,317	19,086
The Income Fund of America — Page 42 of 54

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[8,13]	USD 23,958	$21,766
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[8,13]	5,843	4,976
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[8,13]	5,327	4,809
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[8,13]	567	480
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[8,13]	15,080	13,282
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[8,13]	2,847	2,443
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[8,13]	23,129	23,064
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[8,13]	19,138	19,106
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.63% 4/22/2026[7,13]	9,919	9,934
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[8,13]	3,391	3,010
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[8,13]	1,420	1,262
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[8,13]	8,867	7,908
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[8,13]	16,091	14,034
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[8,13]	625	527
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[8,13]	170	170
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[8,13]	347	345
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[8,13]	883	845
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 5.088% 1/15/2037[7,13]	265	236
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 5.098% 2/15/2037[7,13]	454	420
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.338% 3/15/2026[7,13]	26,000	25,998
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[13]	8,678	8,608
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[13]	5,520	5,420
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[13]	6,079	5,736
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[8,13]	1,508	1,503
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[8,13]	1,257	1,245
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[8,13]	1,640	1,603
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[8,13]	1,232	1,199
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[8,13]	11,511	11,535
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[8,13]	671	625
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[8,13]	1,198	1,187
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[8,13]	1,847	1,779
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[8,13]	1,247	1,166
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[8,13]	9,457	9,469
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[7,8,13]	18,037	17,920
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[8,13]	1,544	1,357
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[8,13]	9,818	9,577
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[8,13]	3,349	3,282
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[8,13]	10,200	10,052
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[8,13]	11,497	11,577
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[8,13]	2,833	2,809
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[13]	376	374
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[8,13]	3,309	3,266
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[13]	2,387	2,385
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[8,13]	1,093	1,073
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[13]	5,524	5,390
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[13]	1,786	1,739
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[13]	8,065	7,501
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[13]	3,484	3,435
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[8,13]	10,061	9,161
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[8,13]	4,215	4,041
The Income Fund of America — Page 43 of 54

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[8,13]	USD 6,544	$6,555
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[8,13]	10,105	10,065
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[8,13]	5,634	5,555
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[8,13]	3,650	3,542
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[8,13]	23,146	21,978
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[8,13]	3,733	3,359
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[8,13]	1,512	1,312
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[8,13]	114	95
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[8,13]	8,688	7,909
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[8,13]	15,812	14,381
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[8,13]	25,695	22,458
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[8,13]	22,184	19,612
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[8,13]	2,082	1,794
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[7,8,13]	5,250	5,224
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[2,8,13]	10,370	10,108
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[8,13]	22,756	21,351
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[8,13]	3,534	3,304
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[8,13]	1,744	1,618
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[8,13]	15,340	14,871
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[8,13]	18,858	16,798
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[8,13]	3,369	2,980
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[8,13]	1,850	1,610
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[8,13]	8,300	7,449
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[8,13]	7,264	6,940
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[13]	2,696	2,692
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[13]	2,567	2,588
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[8,13]	1,625	1,614
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[7,8,13]	21,518	21,354
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[7,8,13]	6,522	6,472
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[8,13]	3,039	2,962
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[8,13]	13,019	12,868
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[8,13]	7,740	6,775
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[8,13]	10,325	9,024
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[8,13]	17,920	15,740
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[8,13]	15,850	14,295
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[8,13]	8,778	7,963
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[8,13]	15,384	13,964
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[8,13]	64,437	56,067
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[7,8,13]	6,617	6,547
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[7,8,13]	5,450	5,409
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[7,8,13]	747	742
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[7,8,13]	15,091	14,939
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[7,8,13]	8,409	8,182
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[7,8,13]	17,857	17,794
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[8,13]	4,091	4,031
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[8,13]	431	425
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[13]	4,926	4,817
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[7,8,13]	19,894	19,920
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[8,13]	404	403
The Income Fund of America — Page 44 of 54

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[8,13]	USD 1,895	$1,878
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[7,8,13]	17,779	17,597
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[13]	4,704	4,692
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[13]	1,150	1,146
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[13]	8,561	8,515
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[13]	917	914
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[13]	3,859	3,859
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[13]	6,092	5,985
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[13]	8,984	8,881
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[13]	4,422	4,299
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[13]	2,542	2,504
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[13]	4,938	4,685
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[13]	4,974	4,853
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[13]	3,708	3,490
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[13]	2,374	2,336
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[8,13]	7,967	6,954
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[8,13]	1,466	1,231
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[8,13]	9,766	8,479
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[8,13]	15,710	14,135
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[8,13]	7,607	6,176
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[8,13]	5,767	5,306
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[8,13]	5,605	5,040
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[7,8,13]	14,355	14,389
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.098% 10/20/2031[7,8,13]	5,706	5,729
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[8,13]	4,513	4,169
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[8,13]	4,480	4,016
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A1, 5.102% 4/1/2035[13]	10,462	10,994
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[8,13]	6,486	5,996
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[8,13]	6,417	5,749
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[8,13]	12,381	10,726
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[8,13]	533	453
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[8,13]	16,309	14,300
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[8,13]	6,959	6,179
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[8,13]	5,499	4,668
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[8,13]	198	164
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[8,13]	18,828	17,576
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[8,13]	8,554	8,584
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[8,13]	24,268	21,353
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[8,13]	12,702	10,983
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[8,13]	503	423
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[13]	19,090	19,180
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[10,13]	17,018	17,020
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[8,13]	20,266	20,336
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[8,13]	10,868	10,841
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[8,13]	3,016	2,968
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[8,13]	6,549	6,250
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[8,13]	4,244	4,241
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[8,13]	5,157	5,046
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[8,13]	6,654	6,336
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[8,13]	10,868	10,873
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[8,13]	4,413	4,103
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[8,13]	8,177	8,226
The Income Fund of America — Page 45 of 54

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[8,13]	USD 2,924	$2,777
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[8,13]	1,754	1,753
		1,437,176
Municipals 0.30% California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	2,170	1,997
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	3,010	2,716
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	785	663
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,855	1,459
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	3,915	3,633
		10,468
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	400	323
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	525	406
		729
Illinois 0.24%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	28,669
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	121
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	52,249
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,851
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	20,881
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	100	104
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	650	703
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	800	865
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	300	323
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	550	592
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	228
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	200	215
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	104
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031	350	377
The Income Fund of America — Page 46 of 54

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032	USD 350	$376
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033	200	215
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	102
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	139
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	387
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	189
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	350	247
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	3,230	3,244
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023	3,881	3,878
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	155,890	156,704
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,484	3,728
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	4,500	4,841
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	325	359
		290,805
New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	4,635	4,249
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	7,675	6,807
		11,056
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	27,690	24,153
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,690	21,607
Total municipals		358,818
Bonds & notes of governments & government agencies outside the U.S. 0.10%
Abu Dhabi (Emirate of) 2.50% 4/16/2025[8]	7,800	7,532
Abu Dhabi (Emirate of) 3.125% 4/16/2030[8]	7,800	7,447
Abu Dhabi (Emirate of) 1.70% 3/2/2031[8]	1,700	1,454
Abu Dhabi (Emirate of) 3.875% 4/16/2050[8]	5,350	4,603
Colombia (Republic of) 7.50% 2/2/2034	8,970	8,624
European Investment Bank 0.75% 10/26/2026	9,910	8,951
Morocco (Kingdom of) 3.00% 12/15/2032[8]	6,000	4,866
Morocco (Kingdom of) 4.00% 12/15/2050[8]	6,000	4,132
OMERS Finance Trust 3.50% 4/19/2032[8]	7,941	7,489
OMERS Finance Trust 4.00% 4/19/2052[8]	7,941	6,744
Panama (Republic of) 3.298% 1/19/2033	7,940	6,731
Panama (Republic of) 4.50% 1/19/2063	2,065	1,528
Peru (Republic of) 1.862% 12/1/2032	8,550	6,627
Peru (Republic of) 2.78% 12/1/2060	12,800	7,887
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[8]	1,510	1,372
The Income Fund of America — Page 47 of 54

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Swedish Export Credit Corp. 3.625% 9/3/2024	USD 11,420	$11,272
United Mexican States 2.659% 5/24/2031	9,162	7,757
United Mexican States 4.875% 5/19/2033	3,900	3,787
United Mexican States 6.338% 5/4/2053	1,125	1,162
United Mexican States 3.771% 5/24/2061	5,180	3,587
		113,552
Total bonds, notes & other debt instruments (cost: $31,024,094,000)		29,049,297
Short-term securities 8.89% Money market investments 8.85%	Shares
Capital Group Central Cash Fund 4.92%[4,17]	105,975,983	10,596,539
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 4.92%[4,17,18]	242,823	24,280
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.78%[17,18]	7,887,386	7,887
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.76%[17,18]	6,800,000	6,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.75%[17,18]	2,100,000	2,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[17,18]	2,100,000	2,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.73%[17,18]	1,200,000	1,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.76%[17,18]	1,200,000	1,200
Fidelity Investments Money Market Government Portfolio, Class I 4.73%[17,18]	800,000	800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%[17,18]	800,000	800
		47,167
Total short-term securities (cost: $10,643,129,000)		10,643,706
Total investment securities 101.22% (cost: $99,558,145,000)		121,209,998
Other assets less liabilities (1.22)%		(1,463,118)
Net assets 100.00%		$119,746,880
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 4/30/2023 (000)
30 Day Federal Funds Futures	Long	1,488	April 2023	USD 590,101	$(284)
2 Year U.S. Treasury Note Futures	Long	16,971	June 2023	3,498,810	(17,435)
5 Year U.S. Treasury Note Futures	Long	25,492	June 2023	2,797,548	(961)
10 Year Euro-Bund Futures	Short	1,363	June 2023	(203,596)	1,168
10 Year Japanese Government Bond Futures	Short	335	June 2023	(365,379)	(5,833)
10 Year U.S. Treasury Note Futures	Long	7,144	June 2023	823,011	(3,624)
10 Year Ultra U.S. Treasury Note Futures	Short	7,961	June 2023	(966,888)	(3,236)
The Income Fund of America — Page 48 of 54

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 4/30/2023 (000)
20 Year U.S. Treasury Bond Futures	Long	69	June 2023	USD 9,084	$422
30 Year Ultra U.S. Treasury Bond Futures	Long	1,181	June 2023	167,001	(137)
					$(29,920)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 4/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.1645%	Annual	SOFR	Annual	1/24/2025	USD7,898	$(12)	$—	$(12)
4.16253%	Annual	SOFR	Annual	1/24/2025	488,327	(750)	—	(750)
3.7025%	Annual	SOFR	Annual	3/28/2025	341,900	(2,691)	—	(2,691)
3.7515%	Annual	SOFR	Annual	3/28/2025	395,800	(2,762)	—	(2,762)
3.699%	Annual	SOFR	Annual	3/28/2025	410,300	(3,256)	—	(3,256)
SOFR	Annual	3.2015%	Annual	1/19/2033	105,329	(206)	—	(206)
SOFR	Annual	3.1205%	Annual	1/20/2033	105,351	502	—	502
SOFR	Annual	3.16653%	Annual	1/24/2033	108,884	103	—	103
SOFR	Annual	3.18606%	Annual	1/24/2033	100,671	(69)	—	(69)
						$(9,141)	$—	$(9,141)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 4/30/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD96,555	$(1,080)	$(526)	$(554)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	339,480	(4,701)	(4,139)	(562)
					$(5,781)	$(4,665)	$(1,116)
Investments in affiliates4

	Value of affiliates at 8/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Common stocks 1.23%
Consumer staples 0.02%
Viva Wine Group AB1	$20,068	$1,833	$—	$—	$(3,941)	$17,960	$—
Health care 0.05%
Rotech Healthcare, Inc.[2,5,6]	55,404	—	—	—	2,715	58,119	—
Industrials 0.17%
ManpowerGroup, Inc.	213,497	—	—	—	(7,351)	206,146	3,703
The Income Fund of America — Page 49 of 54

unaudited
Investments in affiliates4 (continued)

	Value of affiliates at 8/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Utilities 0.86%
Brookfield Infrastructure Partners, LP	$1,088,574	$96,308	$—	$—	$(149,141)	$1,035,741	$31,835
Consumer discretionary 0.13%
Domino’s Pizza Group PLC	107,070	—	—	—	6,560	113,630	3,798
Puuilo OYJ	27,975	—	—	—	14,682	42,657	814
Lumi Gruppen AS19	3,793	—	1,617	(9,426)	7,250	—	—
						156,287
Total common stocks						1,474,253
Short-term securities 8.87%
Money market investments 8.85%
Capital Group Central Cash Fund 4.92%[17]	13,287,019	11,969,736	14,664,581	36	4,329	10,596,539	306,840
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.92%[17,18]	179,877		155,597 [20]			24,280	— [21]
Total short-term securities						10,620,819
Total 10.10%				$(9,390)	$(124,897)	$12,095,072	$346,990
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,4,5]	11/26/2014	$19,660	$58,119	.05%
Ascent Resources - Utica, LLC, Class A2,5	4/25/2016-11/15/2016	56,848	19,839.02
Total		$76,508	$77,958	.07%

[1]	All or a portion of this security was on loan. The total value of all such securities was $315,808,000, which represented .26% of the net assets of the fund.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Security did not produce income during the last 12 months.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $77,958,000, which represented .07% of the net assets of the fund.

[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,205,239,000, which represented 9.36% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Step bond; coupon rate may change at a later date.
[11]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $428,185,000, which represented .36% of the net assets of the fund.

[12]	Scheduled interest and/or principal payment was not received.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Purchased on a TBA basis.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $120,653,000, which represented .10% of the net assets of the fund.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Rate represents the seven-day yield at 4/30/2023.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Affiliated issuer during the reporting period but no longer held at 4/30/2023.
[20]	Represents net activity.
[21]	Dividend income is included with securities lending income and is not shown in this table.
The Income Fund of America — Page 50 of 54

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $6,782,168,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. As of April 30, 2023, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $213,950,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,715,347,000 and $1,173,993,000, respectively.
The Income Fund of America — Page 51 of 54

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2023 (dollars in thousands):
The Income Fund of America — Page 52 of 54

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$9,491,164	$3,369,106	$11,796	$12,872,066
Consumer staples	10,739,349	1,305,303	—	12,044,652
Health care	8,415,424	3,042,766	58,119	11,516,309
Industrials	4,801,313	2,884,799	—	7,686,112
Energy	6,345,263	968,033	26,168	7,339,464
Real estate	6,173,852	42,813	—	6,216,665
Information technology	4,331,432	1,266,113	—	5,597,545
Utilities	3,849,197	1,176,422	—	5,025,619
Communication services	2,709,135	1,771,093	—	4,480,228
Consumer discretionary	3,554,468	848,817	10,813	4,414,098
Materials	2,323,716	1,364,509	—	3,688,225
Preferred securities	262,756	—	3,109	265,865
Rights & warrants	—	1,310	— *	1,310
Convertible stocks	368,259	—	—	368,259
Convertible bonds & notes	—	—	578	578
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	18,966,646	23,034	18,989,680
Mortgage-backed obligations	—	4,875,989	25,519	4,901,508
U.S. Treasury bonds & notes	—	3,248,563	—	3,248,563
Asset-backed obligations	—	1,427,068	10,108	1,437,176
Municipals	—	358,818	—	358,818
Bonds & notes of governments & government agencies outside the U.S.	—	113,552	—	113,552
Short-term securities	10,643,706	—	—	10,643,706
Total	$74,009,034	$47,031,720	$169,244	$121,209,998

Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,590	$—	$—	$1,590
Unrealized appreciation on centrally cleared interest rate swaps	—	605	—	605
Liabilities:
Unrealized depreciation on futures contracts	(31,510)	—	—	(31,510)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,746)	—	(9,746)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,116)	—	(1,116)
Total	$(29,920)	$(10,257)	$—	$(40,177)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Income Fund of America — Page 53 of 54

unaudited

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-006-0623O-S89786
The Income Fund of America — Page 54 of 54